As filed with the Securities and Exchange Commission on August 24, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22205

Genworth Variable Insurance Trust

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill CA 94523-3967

(Address of principal executive offices) (Zip code)

Danell Doty

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill CA 94523-3967

(Name and address of agent for service)

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1.    Reports to Stockholders.

Genworth Variable Insurance Trust

Genworth Calamos Growth Fund

Genworth Columbia Mid Cap Value Fund

Genworth Davis NY Venture Fund

Genworth Eaton Vance Large Cap Value Fund

Genworth Legg Mason Partners Aggressive Growth Fund

Genworth PIMCO StocksPLUS Fund

Genworth Putnam International Capital Opportunities Fund

Genworth Thornburg International Value Fund

Genworth Western Asset Management Core Plus Fixed Income Fund

SEMI-ANNUAL REPORT

JUNE 30, 2009

GVIT-semi (2009-08)

Dear Shareholders:

Enclosed is the Semi-Annual Report for the mutual funds within the Genworth Variable Insurance Trust, covering the period from January 1, 2009 through June 30, 2009.

Market returns alone often fail to convey the complexity of the economic and market forces during a reporting period. This is one such instance. For the six months ending June 30, 2009, the S&P 500 Indexi returned 3.16%,ii suggesting a fairly tranquil market. Clearly, that was not the case.

The period opened with some optimism that the financial markets had stabilized after the shocks delivered by the Lehman Brothers bankruptcy and the unraveling subprime lending crisis. Unfortunately, optimism proved premature: as the new year began, the market, as measured by the S&P 500 Index, resumed its decline and reached a twelve-year low on March 9, 2009.

However, the market managed to move past that low and enjoyed a substantial rally. From March 9, 2009 through June 12, 2009, the S&P 500 Index advanced approximately 40%. As robust as that rally was, it recovered only approximately 30% of the entire bear market decline that began in October, 2007. It was, nonetheless, strong enough to bring the S&P 500 Index to a modest increase for the reporting period. At the end of the quarter, the market rally lost steam during mid-June, with the S&P 500 Index returning only 0.20% for the month, leaving the question: what happens next?

While judging the mood of the market is at best an inexact science, we believe that as the financial crisis stabilized, a consensus grew that the market had priced in too much “bad news” and share prices rose accordingly across nearly all domestic sectors, as well as in developed and emerging markets. As the rally gathered strength, it is possible that investors also began to “price in” economic recovery. Eventually, however, the market paused, awaiting tangible evidence that the recovery was indeed underway.

Is there enough evidence of a recovery? The jury is out, however among the positive signs in the market place, consumer sentiment and confidence increased in the second quarter (before dipping again in June),iii although they remain low in historical terms. Pending home sales have also increased for four consecutive months, beginning in February.iv Additionally, surveys of purchasing managers from the Institute for Supply Management, regarded as a forward-looking economic indicator, found encouraging trends,v although they remain at recession levels at quarter end.

On the other hand, rising consumer confidence has not been matched by spending, at least for big ticket items. U.S. vehicle sales had never dipped below the 10 million mark for any month since 1982 – until 2009, when they failed to reach 10 million for each of the first six months of the year.vi Unemployment also continues to rise,vii with higher-than-expected June figures sparking a sharp sell-off just after the quarter end. While unemployment tends to be a lagging indicator that peaks well after economic growth has been re-established, it may inhibit consumer spending, which in turn may slow the economic recovery.

We believe that the primary driver of market returns over the remainder of 2009 will be the market’s response to signs (if any) of economic recovery. Regardless of the response, we believe that pockets of opportunity will emerge. We look forward to the remainder of the annual reporting period with a degree of optimism, and we will continue to work hard on your behalf. We are, as always, grateful for the trust you have placed in us.

Sincerely,

Carrie E. Hansen,

President

[i]

The S&P 500 Index, a registered trademark of the McGraw Hill Companies, is an unmanaged basket of 500 stocks considered to be widely held and thus believed to be a good indicator of overall market performance. You cannot invest directly into an index.

ii	Source for all market data provided is Bloomberg and/or Standard & Poor’s Equity Research.
iii	Source: The Conference Board, http://www.conference-board.org/economics/ConsumerConfidence.cfm.
iv	Source: National Association of Realtors, http://www.realtor.org/press_room/news_releases/2009/07/record_fourth. (June numbers are not yet available.)
[v]	Source: CPSM, http://www.ism.ws/ISMReport/MfgROB.cfm
vi	Source: Morningstar.com, http://news.morningstar.com/newsnet/viewnews.aspx?article=/DJ/200907011705DOWJONESDJONLINE000727_univ.xml
vii	Source: Bureau of Labor Statistics, http://www.bls.gov/news.release/empsit.nr0.htm.

49237    073009

i

Genworth Calamos Growth Fund

Manager’s Discussion of Fund Performance (Unaudited)

For the six months ended June 30, 2009, the Fund significantly outperformed its benchmark, the Russell 3000 Growth Index.

•

The strongest drivers of returns came from the consumer discretionary and energy sectors where exposures to online retail, energy equipment and services companies benefited returns. In addition, the technology sector proved to be an area of strength in the Fund as the technology companies benefited from the inventory reductions that occurred in the second half of 2008. Finally, exposure to asset management companies and insurance providers drove additional positive returns in the Fund.

•	An underweight exposure to health care, which had strong returns, along with lagging returns from biotechnology holdings were areas of weakness in the Fund during the first quarter of 2009.

Sectors

Rank	Sector	% of Net Assets
1	Information Technology	33.5
2	Energy	15.0
3	Industrials	13.5
4	Consumer Discretionary	12.9
5	Health Care	7.9
6	Financials	7.3
7	Materials	3.1
8	Telecommunication Services	1.7
9	Consumer Staples	1.3
	Cash, Equivalents, & Other Assets	3.8

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	4.7
2	Google, Inc.	4.3
3	Amazon.com, Inc.	3.5
4	Baidu, Inc.	2.5
5	Coach, Inc.	2.2
6	National-Oilwell Varco, Inc.	2.0
7	T. Rowe Price Group, Inc.	1.9
8	America Movil SAB de CV	1.7
9	Jacobs Engineering Group, Inc.	1.7
10	Research In Motion Ltd.	1.7

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth Calamos Growth Fund	18.58%	-23.19%
Russell 3000® Growth Index	11.52%	-20.43%

Genworth Columbia Mid Cap Value Fund

Manager’s Discussion of Fund Performance (Unaudited)

For the six months ended June 30, 2009, the Fund outperformed its benchmark, the Russell MidCap Value Index.

•

The Fund had a strong start to the period due to its defensive positioning; however, as the market rallied from its March lows, performance struggled relative to the benchmark while the Fund slowly emerged from its cautious positioning. Within the industrials sector, aerospace holdings that had negatively impacted performance at the start of the six month period rebounded in the later half of the period as cyclicals found favor with investors.

•	Security selection within the financial sector detracted from performance as distressed banks, which were not generally held in the Fund, rallied off their lows.

•

The period started with an underweight exposure to the consumer discretionary sector which added to performance, however the lack of exposure to radio and television advertising within the media sector ultimately hurt returns as these companies rallied.

Sectors

Rank	Sector	% of Net Assets
1	Financials	26.6
2	Consumer Discretionary	14.4
3	Utilities	10.2
4	Industrials	9.0
5	Materials	8.5
6	Consumer Staples	7.9
7	Information Technology	6.8
8	Energy	6.0
9	Health Care	5.0
	Cash, Equivalents, & Other Assets	5.6

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Reinsurance Group of America	1.9
2	PG&E Corp.	1.8
3	Sempra Energy	1.7
4	Marsh & McLennan Companies, Inc.	1.6
5	TCF Financial Corp.	1.6
6	Rayonier, Inc.	1.6
7	Ameriprise Financial, Inc.	1.6
8	Nordstrom, Inc.	1.5
9	Williams Companies, Inc.	1.4
10	Weyerhaeuser Co.	1.4

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth Columbia Mid Cap Value Fund	3.83%	-29.71%
Russell Midcap® Value Index	3.19%	-30.03%

Genworth Davis NY Venture Fund

Manager’s Discussion of Fund Performance (Unaudited)

For the six months ended June 30, 2009, the Fund outperformed its benchmark, the S&P 500 Index.

•

Sectors that hurt relative performance in the previous period reversed course following the market low in March. The large overweight in the financial sector and exposure to exploration and production companies benefited performance in the Fund during this market rally. Industrials contributed to the outperformance as the market favored cyclical sectors levered to an improving economy.

•

For much of last year through the first few months of this year, the Fund‘s security selection within the financial sector positively contributed to performance, even though the larger relative sector weight detracted from the Fund’s return compared to the benchmark. However, in the second quarter, security selection within financials detracted from performance while the larger sector weight benefited the Fund.

Sectors

Rank	Sector	% of Net Assets
1	Financials	26.6
2	Energy	13.8
3	Information Technology	12.6
4	Consumer Staples	11.4
5	Health Care	9.5
6	Consumer Discretionary	8.8
7	Materials	4.5
8	Industrials	3.6
9	Utilities	0.3
	Cash, Equivalents, & Other Assets	8.9

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Wells Fargo & Co.	4.1
2	Costco Wholesale Corp.	3.3
3	Berkshire Hathaway, Inc.	3.3
4	Occidental Petroleum Corp.	3.2
5	JPMorgan Chase & Co.	3.0
6	The Bank of New York Mellon Corp.	2.9
7	Devon Energy Corp.	2.8
8	American Express Co.	2.8
9	EOG Resources, Inc.	2.7
10	Microsoft Corp.	2.2

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth Davis NY Venture Fund	5.65%	-24.09%
S&P 500® Index	3.16%	-23.96%

Genworth Eaton Vance Large Cap Value Fund

Manager’s Discussion of Fund Performance (Unaudited)

For the six months ended June 30, 2009, the Fund underperformed its benchmark, the Russell 1000 Value Index.

•

The Fund had a strong start to the period but fell behind as the more defensive positioning within the financial sector, focusing on companies with higher quality balance sheets, negatively impacted returns. The most distressed financial companies, which the Fund was generally not invested, rallied significantly from the market low in March.

•

The growing exposure to the more economically sensitive energy sector, and security selection within the sector, were beneficial to returns as the Fund favored firms less sensitive to discretionary spending. In general, however, the Fund’s emphasis on higher quality companies with growing market shares went unrewarded as investors rotated out of quality into higher risk securities.

Sectors

Rank	Sector	% of Net Assets
1	Financials	21.7
2	Energy	16.3
3	Health Care	12.4
4	Consumer Staples	8.8
5	Consumer Discretionary	8.7
6	Industrials	8.4
7	Information Technology	7.6
8	Utilities	5.4
9	Telecommunication Services	4.3
	Cash, Equivalents, & Other Assets	6.4

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	JPMorgan Chase & Co.	2.7
2	Wells Fargo & Co.	2.7
3	Hewlett-Packard Co.	2.6
4	Exxon Mobil Corp.	2.5
5	Total SA	2.5
6	ChevronTexaco Corp.	2.5
7	Occidental Petroleum Corp.	2.4
8	Nestle SA	2.3
9	Bank of America Corp.	2.3
10	International Business Machines Corp.	2.2

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth Eaton Vance Large Cap Value Fund	-4.08%	-25.99%
Russell 1000® Value Index	-2.87%	-28.08%

Genworth Legg Mason Partners Aggressive Growth Fund

Manager’s Discussion of Fund Performance (Unaudited)

For the six months ended June 30, 2009, the Fund underperformed its benchmark, the Russell 3000 Growth Index.

•	The Fund’s overweight exposure to the health care sector was the main detractor from returns. This was especially significant in the first quarter when biotechnology companies struggled.

•	The rotation out of the more defensive sectors during the second quarter also reduced returns.

•

A larger-than-normal cash position, held from the beginning of the year, was deployed into more cyclically sensitive exposures following the market’s low in March which benefited the Fund’s returns. Additionally, as commodity prices continued to rise over the period, the Fund benefited from increasing its exposure to the Energy sector. Finally, an overweight exposure to cable companies within consumer discretionary added to returns in the second quarter.

Sectors

Rank	Sector	% of Net Assets
1	Health Care	36.1
2	Energy	21.9
3	Consumer Discretionary	15.9
4	Information Technology	11.1
5	Industrials	7.0
6	Financials	2.4
7	Materials	1.1
	Cash, Equivalents, & Other Assets	4.5

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Anadarko Petroleum Corp.	9.3
2	Weatherford International Ltd.	8.7
3	UnitedHealth Group, Inc.	7.1
4	Amgen, Inc.	6.0
5	Biogen Idec, Inc.	6.0
6	Genzyme Corp.	5.8
7	Comcast Corp. – Series C	4.2
8	Forest Laboratories, Inc.	4.1
9	Cablevision Systems Corp.	3.9
10	L-3 Communications Holdings, Inc.	3.6

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth Legg Mason Partners Aggressive Growth Fund	9.24%	-18.48%
Russell 3000® Growth Index	11.52%	-20.43%

Genworth PIMCO StocksPLUS Fund

Manager’s Discussion of Fund Performance (Unaudited)

The StocksPlus strategy looks to add incremental return to an unleveraged portfolio of S&P 500 derivatives through management of an enhanced cash portfolio. For the six months ended June 30, 2009, the Fund significantly outperformed its benchmark, the S&P 500 Index.

•

The Fund’s equity exposure generally tracked the benchmark. The biggest driver of returns over the period was exposure to securities that offered a higher yield than Treasuries, namely corporate bonds, emerging market bonds, and mortgage-backed securities (MBS). Agency MBS contributed to the Fund’s returns as they benefited from the liquidity influx from government programs. Non-agency MBS initially hurt performance during the first quarter, but lifted returns in the second quarter.

•

The Fund emphasized higher quality bonds, which benefited returns, in addition to an emphasis on financials within the corporate bond sector. Emphasis on the short to intermediate portion of the US yield curve added to returns over the period, especially during the first quarter.

Asset Types

Rank	Type	% of Net Assets
1	Corporate Bonds	35.6
2	Mortgage Backed Securities	25.7
3	Asset Backed Securities	4.2
4	Municipal Bonds	0.3
5	U.S. Treasury Obligations	0.2
6	U.S. Government Agency Issues	0.1
7	Purchased Options	0.1
	Cash, Equivalents, & Other Assets	33.8

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	FNMA, 5.50%, 01/01/2037	11.7
2	Glencore Funding LLC, 6.00%, 04/15/2014	6.1
3	Altria Group, Inc., 9.25%, 09/06/2019	6.1
4	Dexia Credit Local, 1.26%, 09/23/2011	3.0
5	AutoZone, Inc., 7.125%, 01/09/2018	2.9
6	Leaseplan Corp., 3.00%, 05/07/2012	2.7
7	Progress Energy, Inc., 7.05%, 03/15/2019	2.7
8	Royal Bank of Scotland, 2.63%, 05/11/2012	1.8
9	Verizon Wireless Capital LLC, 3.75%, 05/20/2011	1.7
10	Bear Stearns ARM, 4.74%, 10/25/2035	1.4

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth PIMCO StocksPLUS Fund	13.91%	-15.14%
S&P 500® Index	3.16%	-23.96%

Genworth Putnam International Capital Opportunities Fund

Manager’s Discussion of Fund Performance (Unaudited)

For the six months ended June 30, 2009, the Fund significantly outperformed its benchmark, the S&P Developed ex-US Small Cap Index

•

Stock selection was the largest driver of returns, as the Fund’s purchase of over-sold cyclicals in the latter months of 2008 benefitted returns in the first six months of 2009. Decreasing exposure to defensive sectors such as health care contributed to performance as investors rotated into sectors positioned to benefit from an improving economy.

•

Purchase of Japanese auto part makers trading at distressed prices within the capital goods sector benefited the Fund, as these securities experienced significant price increases. The Fund’s country allocation was generally favorable with exposure to the emerging markets, particularly in China and South Africa, adding to absolute and relative performance.

Sectors

Rank	Sector	% of Net Assets
1	Industrials	19.7
2	Consumer Discretionary	19.1
3	Financials	16.7
4	Materials	12.5
5	Information Technology	9.9
6	Health Care	5.9
7	Energy	5.1
8	Consumer Staples	3.7
9	Utilities	0.9
	Cash, Equivalents, & Other Assets	6.5

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI Taiwan Index Fund	1.3
2	Wotif.com Holdings, Ltd.	0.9
3	Next plc	0.8
4	Partners Group Holding	0.8
5	Stanley Electric Co., Ltd.	0.8
6	Hopson Development Holdings, Ltd.	0.7
7	Banque Cantonale Vaudoise	0.7
8	Dana Petroleum plc	0.7
9	Dragon Oil plc	0.7
10	Shire plc	0.7

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth Putnam International Capital Opportunities Fund	25.26%	-16.05%
S&P® Developed ex-US Small Cap Index	18.11%	-20.65%

Genworth Thornburg International Value Fund

Manager’s Discussion of Fund Performance (Unaudited)

For the six months ended June 30, 2009, the Fund underperformed its benchmark, the MSCI All Country World ex US Index.

•

The lagging returns for the six month period were primarily driven by the second quarter results, as the Fund struggled in a market that favored higher risk securities. The overweight exposure to health care, which was driven entirely from security selection, hurt relative returns as investors rotated out of defensive sectors in favor of cyclicals.

•	Materials were an area of weakness, not only due to an underweight exposure but also due to stock selection, as the sector moved higher on an improving economic outlook.

•	Overweight to telecommunication services negatively impacted performance as investors looked for growth in higher risk sectors.

Sectors

Rank	Sector	% of Net Assets
1	Financials	25.9
2	Health Care	12.7
3	Consumer Discretionary	12.1
4	Information Technology	9.9
5	Consumer Staples	9.1
6	Telecommunication Services	8.4
7	Industrials	8.3
8	Energy	4.8
9	Materials	4.6
	Cash, Equivalents, & Other Assets	4.2

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Teva Pharmaceutical Industries Ltd.	3.7
2	Hong Kong Exchanges and Clearing Ltd.	2.9
3	Novo-Nordisk A/S	2.7
4	Hennes & Mauritz AB	2.6
5	Industrial & Commercial Bank of China	2.5
6	Standard Chartered plc	2.5
7	SAP AG	2.4
8	LVMH Moet Hennessy Louis Vuitton SA	2.3
9	Vestas Wind Systems A/S	2.3
10	Reckitt Benckiser Group plc	2.3

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth Thornburg International Value Fund	9.29%	-17.94%
MSCI All Country World ex-US Index	14.35%	-19.89%

Genworth Western Asset Management Core Plus Fixed Income Fund

Manager’s Discussion of Fund Performance (Unaudited)

For the six months ended June 30, 2009, the Fund outperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

•

Exposure to credit and high yield were the main drivers of the outperformance as investors’ appetite for higher risk investments led to spread tightening within the credit segment. A slightly longer duration and yield curve management favoring long- and short-term maturities over intermediate-term also benefited performance.

•

Modest exposure to Treasury Inflation-Protected Securities (TIPS) added to performance as the improving economic outlook coupled with growing economic stimulus plans prompted rumors of higher inflation. An underweight exposure to agency bonds and asset backed securities detracted from returns over the period.

Asset Types

Rank	Type	% of Net Assets
1	Mortgage Backed Securities	37.4
2	Corporate Bonds	29.3
3	U.S. Treasury Obligations	1.8
4	U.S. Government Agency Issues	1.6
5	Preferred Stock	0.1
	Cash, Equivalents, & Other Assets	29.8

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 1.88%, 06/15/2012	14.7
2	FNMA, 5.00%, 03/01/2034	6.0
3	FNMA, 5.50%, 06/01/2037	5.2
4	FNMA, 5.00%, 07/01/2034	5.0
5	FNMA, 6.00%, 10/01/2037	5.0
6	FNMA, 6.50%, 07/01/2039	3.7
7	U.S. Treasury Bond, 4.25%, 05/15/2039	3.4
8	U.S. Treasury Note, 3.25%, 05/31/2016	2.9
9	FNMA, 5.50%, 07/01/2034	2.7
10	FNMA, 5.50%, 07/01/2024	1.8

Cumulative Returns through June 30, 2009

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in graph above and the chart below include the reimbursement of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Total Return for the period ending June 30, 2009

	Six Months	Fund Inception (09/04/08)
Genworth Western Asset Management Core Plus Fixed Income Fund	3.90%	11.65%
Barclays Capital U.S. Aggregate Bond Index	1.90%	4.33%

Benchmark Descriptions

Index	Description

Barclays Capital U.S. Aggregate Bond Index	The Barclays Capital U.S. Aggregate Bond Index (formerly, the Lehman Brothers U.S. Aggregate Bond Index) represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

MSCI ALL Country World ex-US Index	The MSCI All Country World ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S.

Russell 1000® Value Index	The Russell 1000® Value Index is an unmanaged index which measures the performance of those Russell 1000® Value companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index	The Russell 3000® Growth Index is an unmanaged index which measures the performance of the broad growth segment of the U.S. equity universe.

Russell Midcap® Value Index	The Russell Midcap® Value Index is an unmanaged index which measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500® Index	The S&P 500® Index is an unmanaged market index representing a basket of widely held securities. The Index focuses on the mid and large cap segments of the U.S. equities market.

S&P® Developed ex-US Small Cap Index	The S&P® Developed ex-US Small Cap Index is an unmanaged index which consists of the smaller-capitalization stocks of the S&P® Broad Market Index excluding the U.S. The S&P® Broad Market Index is an unmanaged market-capitalization index covering both developed and emerging markets.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Expense Examples (unaudited)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears in the table below.

Examples

Each Fund serves as an investment option for certain variable annuity contracts (“variable contracts”). As a variable contract owner investing in a Fund, you incur ongoing Fund costs, including management fees; distribution and/or service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other investment options. The examples do not reflect fees and charges under your variable contract. If variable contract charges were included, the costs shown would be higher. Please consult the most recent prospectus for the variable contract in which you invest for more information.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, which for all Funds is from January 1, 2009 to June 30, 2009.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by 1,000 = $8.60), then multiply the result by the number in the same row in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. As noted above, the expenses in the table do not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore, the hypothetical expenses in the table are useful for comparing ongoing investment option costs only, and will not help you determine the relative costs of owning different contracts. If variable contract fees and charges were included, the costs shown would be higher.

Expense Examples (unaudited) (Continued)

Fund		Beginning Account Value January 1, 2009		Ending Account Value June 30, 2009		Annualized Expense Ratio[1] based on the period January 1, 2009 – June 30, 2009		Expenses Paid During Period[2] January 1, 2009 – June 30, 2009
Genworth Calamos Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,185.80 1,017.21	1.53 1.53	% %	$ $	8.29 7.65
Genworth Columbia Mid Cap Value Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,038.30 1,018.25	1.32 1.32	% %	$ $	6.67 6.61
Genworth Davis NY Venture Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,056.50 1,018.70	1.23 1.23	% %	$ $	6.27 6.16
Genworth Eaton Vance Large Cap Value Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	959.20 1,018.89	1.19 1.19	% %	$ $	5.78 5.96
Genworth Legg Mason Partners Aggressive Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,092.40 1,018.74	1.22 1.22	% %	$ $	6.33 6.11
Genworth PIMCO StocksPLUS Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,139.10 1,019.64	1.04 1.04	% %	$ $	5.52 5.21
Genworth Putnam International Capital Opportunities Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,252.60 1,018.05	1.36 1.36	% %	$ $	7.60 6.80
Genworth Thornburg International Value Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,092.90 1,018.25	1.32 1.32	% %	$ $	6.85 6.61
Genworth Western Asset Management Core Plus Fixed Income Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,039.00 1,019.44	1.08 1.08	% %	$ $	5.46 5.41

[1]	The expense ratio excludes the securities lending credit and includes interest expense.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multipied by 181/365 to reflect the one-half year period.
[3]	5% return before expenses.

Genworth Calamos Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.19%
	Aerospace & Defense - 3.92%
1,050	General Dynamics Corp.	$58,159
2,025	Honeywell International, Inc.	63,585
1,735	United Technologies Corp.	90,151

		211,895

	Air Freight & Logistics - 0.65%
1,048	Expeditors International Washington, Inc. (b)	34,940

	Auto Components - 0.76%
2,500	LKQ Corp. (a)	41,125

	Beverages - 0.73%
825	The Coca-Cola Co.	39,592

	Biotechnology - 0.77%
875	Celgene Corp. (a)	41,860

	Capital Markets - 4.54%
510	BlackRock, Inc. (b)	89,464
350	Goldman Sachs Group, Inc.	51,604
2,500	T. Rowe Price Group, Inc. (b)	104,175

		245,243

	Chemicals - 1.07%
1,450	Agrium, Inc. (b)	57,840

	Communications Equipment - 6.11%
4,200	Cisco Systems, Inc. (a)	78,288
2,300	Juniper Networks, Inc. (a)(b)	54,280
3,650	Nokia Corp. - ADR (b)	53,217
1,200	QUALCOMM, Inc.	54,240
1,270	Research In Motion Ltd. (a)	90,234

		330,259

	Computers & Peripherals - 6.51%
1,795	Apple, Inc. (a)	255,662
3,200	Dell Inc. (a)	43,936
2,650	NetApp Inc. (a)	52,258

		351,856

	Construction & Engineering - 2.86%
1,250	Fluor Corp. (b)	64,112
2,150	Jacobs Engineering Group, Inc. (a)	90,494

		154,606

	Diversified Financial Services - 2.80%
280	CME Group, Inc. (b)	87,111
560	IntercontinentalExchange, Inc. (a)(b)	63,974

		151,085

	Electrical Equipment - 1.88%
1,500	Emerson Electric Co.	48,600
325	First Solar, Inc. (a)	52,689

		101,289

	Electronic Equipment & Instruments - 3.47%
900	AMETEK, Inc.	31,122
950	Amphenol Corp.	30,058
1,050	Dolby Laboratories, Inc. (a)	39,144
1,600	FLIR Systems, Inc. (a)	36,096
400	SunPower Corp. (a)(b)	10,656
2,050	Trimble Navigation Ltd. (a)(b)	40,241

		187,317

Number of Shares		Value
	Energy Equipment & Services - 11.15%
2,400	Cameron International Corp. (a)	$67,920
2,550	ENSCO International, Inc.	88,918
3,200	Halliburton Co.	66,240
3,375	National-Oilwell Varco, Inc. (a)	110,227
2,075	Noble Corp.	62,769
2,075	Pride International, Inc. (a)	52,000
1,200	Schlumberger Ltd.	64,932
1,200	Transocean LTD. (a)(b)	89,148

		602,154

	Health Care Equipment & Supplies - 4.63%
475	C.R. Bard, Inc.	35,364
1,300	DENTSPLY International Inc.	39,676
850	Gen-Probe, Inc. (a)	36,533
190	Intuitive Surgical, Inc. (a)(b)	31,095
1,800	Stryker Corp.	71,532
1,025	Varian Medical Systems, Inc. (a)	36,019

		250,219

	Hotels, Restaurants & Leisure - 1.22%
2,800	Starbucks Corp. (a)	38,892
850	WMS Industries Inc. (a)	26,784

		65,676

	Internet & Catalog Retail - 6.05%
2,285	Amazon.com, Inc. (a)	191,163
4,350	eBay Inc. (a)	74,515
550	priceline.com Inc. (a)(b)	61,353

		327,031

	Internet Software & Services - 6.81%
445	Baidu, Inc. - ADR (a)	133,985
555	Google Inc. (a)	233,983

		367,968

	Life Science Tools & Services - 1.88%
2,000	PerkinElmer, Inc.	34,800
1,300	Waters Corp. (a)(b)	66,911

		101,711

	Machinery - 2.99%
900	AGCO Corp. (a)(b)	26,163
2,350	Bucyrus International, Inc. (b)	67,116
825	Parker Hannifin Corp.	35,442
1,025	Westinghouse Air Brake Technologies Corp.	32,974

		161,695

	Metals & Mining - 1.99%
1,550	Barrick Gold Corp.	52,002
1,250	Nucor Corp.	55,538

		107,540

	Oil & Gas - 3.89%
585	Apache Corp.	42,208
850	Devon Energy Corp.	46,325
1,135	Noble Energy, Inc.	66,931
1,800	Suncor Energy, Inc.	54,612

		210,076

	Personal Products - 0.54%
1,125	Avon Products, Inc.	29,002

See notes to financial statements.

Genworth Calamos Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals - 0.62%
700	Allergan, Inc.	$33,306

	Professional Services - 0.59%
625	FTI Consulting, Inc. (a)	31,700

	Semiconductor & Semiconductor Equipment - 4.50%
3,675	Altera Corp.	59,829
2,600	Broadcom Corp. (a)(b)	64,454
1,550	Linear Technology Corp.	36,192
4,500	Marvell Technology Group Ltd. (a)	52,380
1,700	MEMC Electronic Materials, Inc. (a)	30,277

		243,132

	Software - 6.72%
1,500	ANSYS, Inc. (a)	46,740
1,350	Check Point Software Technologies Ltd. (a)	31,684
525	FactSet Research Systems Inc. (b)	26,182
2,600	Nintendo Co., Ltd. - ADR (a)	89,701
5,050	Nuance Communications, Inc. (a)(b)	61,054
3,000	Oracle Corp.	64,260
3,700	Parametric Technology Corp. (a)	43,253

		362,874

	Specialty Retail - 1.75%
3,175	GameStop Corp. (a)	69,882
950	Guess?, Inc.	24,491

		94,373

	Textiles, Apparel & Luxury Goods - 3.11%
4,475	Coach, Inc. (a)	120,288
925	NIKE, Inc.	47,897

		168,185

	Wireless Telecommunication Services - 1.68%
2,350	America Movil, S.A.B de C.V. - ADR	90,992

	Total Common Stocks (Cost $5,535,439)	5,196,541

	SHORT TERM INVESTMENTS - 3.31%
	Money Market Funds - 3.31%
179,090	Federated Prime Obligations Fund	179,090

	Total Short Term Investments (Cost $179,090)	179,090

Number of Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 16.09%
	Money Market Funds - 16.09%
869,023	Mount Vernon Prime Portfolio	$869,023

	Total Investments Purchased as Securities Lending Collateral (Cost $869,023)	869,023

	Total Investments (Cost $6,583,552) - 115.59%	6,244,654
	Liabilities in Excess of Other Assets - (15.59)%	(842,238)

	TOTAL NET ASSETS - 100.00%	$5,402,416

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan

See notes to financial statements.

Genworth Columbia Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 85.49%
	Aerospace & Defense - 2.31%
14,300	AerCap Holdings N.V. (a)	$103,246
1,800	Alliant Techsystems, Inc. (a)(b)	148,248
2,650	L-3 Communications Holdings, Inc.	183,857
12,950	Spirit AeroSystems Holdings, Inc. (a)	177,933

		613,284

	Airlines - 0.40%
18,400	Delta Air Lines, Inc. (a)	106,536

	Auto Components - 0.82%
6,350	BorgWarner, Inc. (b)	216,852

	Beverages - 1.71%
10,000	Fomento Economico Mexicano, S.A.B. de C.V. - ADR	322,400
3,900	The Pepsi Bottling Group, Inc.	131,976

		454,376

	Capital Markets - 2.23%
17,650	Ameriprise Financial, Inc.	428,366
2,281	Greenhill & Co., Inc. (b)	164,711

		593,077

	Chemicals - 2.93%
4,850	Air Products & Chemicals, Inc.	313,261
7,850	Albemarle Corp.	200,725
6,050	PPG Industries, Inc. (b)	265,595

		779,581

	Commercial Banks - 9.33%
6,700	Bank of Hawaii Corp. (b)	240,061
11,450	BB&T Corp. (b)	251,671
7,100	City National Corp. (b)	261,493
13,300	Comerica Inc. (b)	281,295
8,100	Cullen/Frost Bankers, Inc.	373,572
24,850	Fifth Third Bancorp (b)	176,435
10,942	SVB Financial Group (a)(b)	297,841
32,250	TCF Financial Corp. (b)	431,183
14,550	Zions Bancorporation (b)	168,198

		2,481,749

	Communications Equipment - 0.51%
5,200	CommScope, Inc. (a)	136,552

	Computers & Peripherals - 1.76%
7,450	Diebold, Inc.	196,382
22,900	NCR Corp. (a)	270,907

		467,289

	Containers & Packaging - 2.07%
9,300	Crown Holdings, Inc. (a)	224,502
20,100	Packaging Corporation of America	325,620

		550,122

	Distributors - 0.66%
5,250	Genuine Parts Co.	176,190

	Electric Utilities - 7.35%
5,150	American Electric Power Company, Inc.	148,783
2,100	Entergy Corp.	162,792
6,200	FPL Group, Inc.	352,532
9,650	Northeast Utilities	215,292
12,400	PG&E Corp. (b)	476,656
6,600	Wisconsin Energy Corp.	268,686

Number of Shares		Value
	Electric Utilities (Continued)
18,000	Xcel Energy, Inc.	$331,380

		1,956,121

	Electrical Equipment - 0.88%
7,500	Cooper Industries Ltd.	232,875

	Electronic Equipment & Instruments - 1.33%
6,700	Agilent Technologies, Inc. (a)	136,077
10,250	Arrow Electronics, Inc. (a)	217,710

		353,787

	Energy Equipment & Services - 1.73%
6,300	National-Oilwell Varco, Inc. (a)	205,758
8,450	Noble Corp.	255,613

		461,371

	Food Products - 3.66%
7,050	ConAgra Foods, Inc.	134,373
5,250	Corn Products International, Inc.	140,647
12,500	Dean Foods Co. (a)	239,875
5,550	The Hershey Company	199,800
3,900	The JM Smucker Co.	189,774
4,850	Smithfield Foods, Inc. (a)(b)	67,755

		972,224

	Health Care Equipment & Supplies - 2.74%
4,500	Beckman Coulter, Inc.	257,130
5,250	The Cooper Companies, Inc.	129,832
8,900	Hospira, Inc. (a)	342,828

		729,790

	Health Care Providers & Services - 1.55%
12,000	AmerisourceBergen Corp.	212,880
7,900	Community Health Systems, Inc. (a)	199,475

		412,355

	Hotels, Restaurants & Leisure - 2.02%
15,900	Royal Caribbean Cruises Ltd.	215,286
14,550	Starwood Hotels & Resorts Worldwide, Inc.	323,010

		538,296

	Household Durables - 1.46%
13,350	DR Horton, Inc. (b)	124,956
7,800	The Stanley Works	263,952

		388,908

	Household Products - 0.85%
4,050	The Clorox Company (b)	226,112

	Industrial Conglomerates - 1.17%
5,700	Teleflex, Inc. (b)	255,531
5,842	Textron, Inc.	56,434

		311,965

	Insurance - 7.70%
8,022	ACE Ltd.	354,813
6,050	Aon Corp.	229,113
9,700	Axis Capital Holdings, Ltd.	253,946
21,675	Marsh & McLennan Companies, Inc.	436,318
6,964	Prudential Financial, Inc.	259,200
14,700	Reinsurance Group of America	513,177

		2,046,567

See notes to financial statements.

Genworth Columbia Mid Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services - 0.44%
6,400	VeriSign, Inc. (a)(b)	$118,272

	Leisure Equipment & Products - 1.04%
11,450	Hasbro, Inc. (b)	277,548

	Life Science Tools & Services - 0.69%
2,375	Mettler-Toledo International, Inc. (a)	183,231

	Machinery - 3.13%
7,850	Harsco Corp.	222,155
9,200	Kennametal, Inc.	176,456
3,250	Navistar International Corp. (a)	141,700
6,800	Parker Hannifin Corp.	292,128

		832,439

	Marine - 0.49%
5,600	Alexander & Baldwin, Inc.	131,264

	Media - 0.78%
15,550	Regal Entertainment Group	206,660

	Metals & Mining - 1.57%
4,600	Allegheny Technologies Inc.	160,678
8,500	Peabody Energy Corp.	256,360

		417,038

	Multiline Retail - 2.81%
12,450	J.C. Penney Co., Inc (b)	357,440
19,550	Nordstrom, Inc.	388,849

		746,289

	Multi-Utilities - 2.88%
5,806	The AES Corp. (a)	67,408
7,300	Public Service Enterprise Group, Inc.	238,199
9,250	Sempra Energy	459,077

		764,684

	Oil & Gas - 4.29%
8,200	Cabot Oil & Gas Corp.	251,248
5,300	Forest Oil Corp. (a)	79,076
3,050	Hess Corp.	163,937
8,250	Newfield Exploration Co. (a)	269,527
24,150	Williams Companies, Inc.	376,982

		1,140,770

	Paper & Forest Products - 1.41%
12,300	Weyerhaeuser Co.	374,289

	Personal Products - 1.67%
10,050	Avon Products, Inc.	259,089
5,700	The Estee Lauder Companies Inc.	186,219

		445,308

	Road & Rail - 0.61%
4,100	Canadian Pacific Railway Ltd. (b)	163,180

	Semiconductor & Semiconductor Equipment - 1.09%
3,750	Intersil Corp.	47,137
2,121	Lam Research Corp. (a)	55,146
6,968	Marvell Technology Group Ltd. (a)	81,108
8,700	Verigy Ltd. (a)	105,879

		289,270

Number of Shares		Value
	Software - 1.64%
9,250	Activision Blizzard, Inc. (a)	$116,827
5,650	Citrix Systems, Inc. (a)	180,179
7,200	Synopsys, Inc. (a)	140,472

		437,478

	Specialty Retail - 2.77%
15,400	American Eagle Outfitters	218,218
25,250	Foot Locker, Inc.	264,367
5,650	GameStop Corp. (a)	124,357
3,350	Ross Stores, Inc.	129,310

		736,252

	Textiles, Apparel & Luxury Goods - 1.01%
5,000	Polo Ralph Lauren Corp.	267,700

	Total Common Stocks (Cost $20,840,540)	22,737,651

Principal Value
	CONVERTIBLE BONDS - 0.26%
	Real Estate Investment Trusts - 0.26%
$76,000	Vornado Realty L.P.	69,160

	Total Convertible Bonds (Cost $62,631)	69,160

Shares
	CONVERTIBLE PREFERRED STOCKS - 1.49%
	Auto Components - 1.00%
2,450	Johnson Controls (a)	265,115

	Metals & Mining - 0.49%
1,650	Freeport-McMoRan Copper & Gold Inc.	131,059

	Total Convertible Preferred Stocks (Cost $188,817)	396,174

	REAL ESTATE INVESTMENT TRUSTS - 7.05%
	Real Estate Investment Trusts - 7.05%
5,525	Alexandria Real Estate Equities, Inc. (b)	197,740
3,800	Boston Properties, Inc. (b)	181,260
5,950	Equity Residential	132,268
23,700	Host Hotels & Resorts, Inc.	198,843
10,600	Plum Creek Timber Co. Inc. (b)	315,668
11,800	ProLogis	95,108
11,850	Rayonier, Inc.	430,748
3,793	Simon Property Group, Inc. (b)	195,051
2,882	Vornado Realty Trust (b)	129,776

		1,876,462

	Total Real Estate Investment Trusts (Cost $2,095,586)	1,876,462

	SHORT TERM INVESTMENTS - 5.53%
	Money Market Funds - 5.53%
1,469,616	Federated Prime Obligations Fund	1,469,616

	Total Short Term Investments (Cost $1,469,616)	1,469,616

See notes to financial statements.

Genworth Columbia Mid Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.81%
	Money Market Funds - 19.81%
5,269,543	Mount Vernon Prime Portfolio	$5,269,543

	Total Investments Purchased as Securities Lending Collateral (Cost $5,269,543)	5,269,543

	Total Investments (Cost $29,926,733) - 119.63%	31,818,606
	Liabilities in Excess of Other Assets - (19.63)%	(5,222,393)

	TOTAL NET ASSETS - 100.00%	$26,596,213

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Davis NY Venture Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.08%
	Air Freight & Logistics - 0.49%
530	United Parcel Service, Inc.	$26,495

	Automobiles - 0.57%
1,930	Harley-Davidson, Inc. (b)	31,285

	Beverages - 3.17%
600	The Coca-Cola Co.	28,794
1,545	Diageo PLC - ADR (b)	88,451
1,750	Heineken Holding NV	55,915

		173,160

	Capital Markets - 5.37%
1,105	Ameriprise Financial, Inc.	26,818
5,385	The Bank Of New York Mellon Corp.	157,835
220	Goldman Sachs Group, Inc.	32,437
1,640	Julius Baer Holding AG	63,783
210	Morgan Stanley	5,987
125	State Street Corp. (b)	5,900

		292,760

	Chemicals - 0.74%
380	Monsanto Co.	28,249
130	Potash Corp. of Saskatchewan, Inc.	12,097

		40,346

	Commercial Banks - 4.15%
406	Bank of America Corp. (b)	5,359
9,113	Wells Fargo & Co. (b)	221,082

		226,441

	Commercial Services & Supplies - 1.05%
3,324	H&R Block, Inc.	57,272

	Communications Equipment - 0.57%
1,670	Cisco Systems, Inc. (a)	31,129

	Computers & Peripherals - 1.63%
2,295	Hewlett-Packard Co.	88,702

	Construction Materials - 0.68%
860	Vulcan Materials Co.	37,066

	Consumer Finance - 2.76%
6,480	American Express Co. (b)	150,595

	Containers & Packaging - 1.79%
5,290	Sealed Air Corp.	97,600

	Diversified Financial Services - 4.03%
4,820	JPMorgan Chase & Co.	164,410
1,740	Moody’s Corp. (b)	45,849
495	Principal Financial Group, Inc.	9,326

		219,585

	Electrical Equipment - 0.47%
1,630	ABB Ltd. - ADR (b)	25,721

	Electronic Equipment & Instruments - 1.37%
2,565	Agilent Technologies, Inc. (a)	52,095
1,210	Tyco Electronics Ltd. (b)	22,494

		74,589

	Energy Equipment & Services - 0.80%
585	Transocean LTD. (a)(b)	43,460

Number of Shares		Value
	Food & Staples Retailing - 5.25%
3,995	Costco Wholesale Corp.	$182,571
3,249	CVS Caremark Corporation	103,546

		286,117

	Food Products - 0.30%
455	The Hershey Company	16,380

	Health Care Equipment & Supplies - 0.59%
450	Becton, Dickinson & Co.	32,089

	Health Care Providers & Services - 3.74%
990	Cardinal Health, Inc.	30,244
1,204	Express Scripts, Inc. (a)(b)	82,775
210	Laboratory Corp. of America Holdings (a)(b)	14,236
3,075	UnitedHealth Group, Inc.	76,814

		204,069

	Household Durables - 0.32%
345	Garmin Ltd.	8,218
220	Hunter Douglas N.V.	9,026

		17,244

	Household Products - 1.72%
1,840	The Procter & Gamble Company	94,024

	Industrial Conglomerates - 0.59%
1,245	Tyco International Ltd.	32,345

	Insurance - 9.34%
2,330	American International Group, Inc. (b)	2,703
2	Berkshire Hathaway Inc. - Class A (a)	180,000
5	Berkshire Hathaway Inc. - Class B (a)(b)	14,478
110	Everest Re Group Ltd.	7,873
4,375	Loews Corporation	119,875
16	Markel Corp. (a)	4,507
900	NIPPONKOA Insurance Company, Ltd.	5,236
7,715	The Progressive Corp. (a)	116,574
285	Sun Life Financial Inc.	7,672
1,173	Transatlantic Holdings, Inc.	50,826

		509,744

	Internet & Catalog Retail - 0.60%
290	Amazon.com, Inc. (a)	24,261
490	eBay Inc. (a)	8,394

		32,655

	Internet Software & Services - 1.86%
241	Google Inc. (a)	101,603

	IT Services - 2.22%
3,752	Iron Mountain, Inc. (a)(b)	107,870
210	Visa, Inc. (b)	13,075

		120,945

	Machinery - 0.15%
250	PACCAR Inc. (b)	8,127

	Marine - 0.79%
13,400	China Shipping Development Co. Ltd.	17,137
330	Kuehne & Nagel International AG	25,922

		43,059

	Media - 4.75%
5,451	Comcast Corp. - Series C	76,859
2,980	Grupo Televisa SA - ADR	50,660
210	Lagardere SCA	7,001

See notes to financial statements.

Genworth Davis NY Venture Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
900	Liberty Media Corporation - Entertainment (a)	$24,075
1,160	Liberty Media Corporation - Interactive (a)	5,812
6,195	News Corp.	56,436
1,645	The Walt Disney Co.	38,378

		259,221

	Metals & Mining - 0.59%
870	BHP Billiton Plc	19,609
360	Rio Tinto Plc	12,467

		32,076

	Multi-Utilities - 0.31%
1,470	The AES Corp. (a)	17,067

	Oil & Gas - 13.02%
2,195	Canadian Natural Resources Ltd.	115,216
28,800	China Coal Energy Company Ltd.	33,773
2,105	ConocoPhillips	88,536
2,820	Devon Energy Corp.	153,690
2,130	EOG Resources, Inc.	144,670
2,650	Occidental Petroleum Corp.	174,396

		710,281

	Paper & Forest Products - 0.71%
3,650	Sino-Forest Corp. (a)	38,912

	Pharmaceuticals - 5.18%
1,500	Johnson & Johnson	85,200
1,830	Merck & Co., Inc. (b)	51,167
3,040	Pfizer, Inc.	45,600
4,015	Schering-Plough Corporation	100,857

		282,824

	Real Estate Management & Development - 0.93%
855	Brookfield Asset Management, Inc.	14,595
7,700	Hang Lung Group Ltd.	36,031

		50,626

	Semiconductor & Semiconductor Equipment - 2.18%
5,595	Texas Instruments, Inc. (b)	119,173

	Software - 2.80%
2,400	Activision Blizzard, Inc. (a)	30,312
5,150	Microsoft Corp.	122,415

		152,727

	Specialty Retail - 1.49%
2,425	Bed Bath & Beyond, Inc. (a)(b)	74,569
325	Staples, Inc.	6,555

		81,124

	Tobacco - 0.94%
1,174	Philip Morris International Inc.	51,210

	Transportation Infrastructure - 1.07%
16,600	China Merchants Holdings International Co. Ltd.	47,546
9,600	Cosco Pacific Ltd.	10,749

		58,295

	Total Common Stocks (Cost $5,242,623)	4,968,143

Number of Shares		Value
	RIGHTS - 0.04%
	Metals & Mining - 0.04%
188	Rio Tinto Plc Rights	$2,159

	Total Rights (Cost $3,090)	2,159

	SHORT TERM INVESTMENTS - 8.50%
	Money Market Funds - 8.50%
463,883	Federated Prime Obligations Fund	463,883

	Total Short Term Investments (Cost $463,883)	463,883

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.09%
	Money Market Funds - 18.09%
986,817	Mount Vernon Prime Portfolio	986,817

	Total Investments Purchased as Securities Lending Collateral (Cost $986,817)	986,817

	Total Investments (Cost $6,696,413) - 117.71%	6,421,002
	Liabilities in Excess of Other Assets - (17.71)%	(966,307)

	TOTAL NET ASSETS - 100.00%	$5,454,695

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Eaton Vance Large Cap Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.85%
	Aerospace & Defense - 4.09%
8,785	General Dynamics Corp.	$486,601
12,228	Lockheed Martin Corp.	986,188
24,909	United Technologies Corp.	1,294,272

		2,767,061

	Beverages - 1.35%
16,591	PepsiCo, Inc.	911,841

	Biotechnology - 1.88%
17,889	Amgen, Inc. (a)	947,044
7,213	Biogen Idec, Inc. (a)	325,667

		1,272,711

	Capital Markets - 3.60%
8,040	Franklin Resources, Inc.	578,960
8,284	Goldman Sachs Group, Inc. (b)	1,221,393
11,812	Northern Trust Corp.	634,068

		2,434,421

	Chemicals - 0.82%
8,595	Air Products & Chemicals, Inc.	555,151

	Commercial Banks - 7.54%
115,750	Bank of America Corp. (b)	1,527,900
35,055	The PNC Financial Services Group, Inc. (b)	1,360,485
22,444	U.S. Bancorp	402,196
74,713	Wells Fargo & Co. (b)	1,812,537

		5,103,118

	Commercial Services & Supplies - 1.49%
35,853	Waste Management, Inc.	1,009,620

	Communications Equipment - 1.44%
23,347	Cisco Systems, Inc. (a)	435,188
55,266	Telefonaktiebolaget LM Ericsson - ADR (b)	540,502

		975,690

	Computers & Peripherals - 4.79%
44,714	Hewlett-Packard Co.	1,728,196
14,485	International Business Machines Corp.	1,512,524

		3,240,720

	Consumer Finance - 1.07%
33,146	Capital One Financial Corp. (b)	725,234

	Diversified Financial Services - 2.72%
54,033	JPMorgan Chase & Co.	1,843,066

	Diversified Telecommunication Services - 4.33%
58,791	AT&T Inc. (b)	1,460,368
47,927	Verizon Communications, Inc.	1,472,797

		2,933,165

	Electric Utilities - 2.57%
15,212	American Electric Power Company, Inc.	439,475
24,480	FirstEnergy Corp.	948,600
9,205	PG&E Corp. (b)	353,840

		1,741,915

	Electrical Equipment - 0.76%
15,878	Emerson Electric Co.	514,447

Number of Shares		Value
	Energy Equipment & Services - 1.37%
5,581	Diamond Offshore Drilling, Inc. (b)	$463,502
6,220	Transocean Ltd. (a)	462,084

		925,586

	Food & Staples Retailing - 4.51%
47,257	CVS Caremark Corporation	1,506,080
43,872	The Kroger Co. (b)	967,378
11,937	Wal-Mart Stores, Inc.	578,228

		3,051,686

	Food Products - 2.32%
41,811	Nestle SA - ADR	1,573,176

	Health Care Equipment & Supplies - 2.03%
68,014	Boston Scientific Corp. (a)	689,662
18,377	Covidien Plc	688,035

		1,377,697

	Health Care Providers & Services - 1.23%
16,772	Aetna, Inc.	420,138
16,618	UnitedHealth Group, Inc.	415,118

		835,256

	Hotels, Restaurants & Leisure - 1.88%
22,116	McDonald’s Corp.	1,271,449

	Household Products - 0.62%
8,248	The Procter & Gamble Company	421,473

	Insurance - 5.02%
14,589	ACE Ltd.	645,271
30,455	MetLife, Inc. (b)	913,955
27,953	Prudential Financial, Inc.	1,040,411
19,433	The Travelers Companies, Inc.	797,530

		3,397,167

	Life Science Tools & Services - 0.70%
11,646	Thermo Fisher Scientific, Inc. (a)	474,807

	Machinery - 0.75%
12,628	Deere & Co.	504,489

	Media - 2.00%
30,423	Comcast Corp.	440,829
37,956	Vivendi Universal SA	911,094

		1,351,923

	Metals & Mining - 3.08%
13,655	BHP Billiton Ltd. - ADR (b)	747,338
8,956	Freeport-McMoRan Copper & Gold, Inc. (b)	448,785
11,062	Nucor Corp. (b)	491,485
13,236	Peabody Energy Corp.	399,198

		2,086,806

	Multi-Utilities - 2.83%
21,150	NRG Energy, Inc. (a)	549,054
41,993	Public Service Enterprise Group, Inc.	1,370,232

		1,919,286

	Oil & Gas - 14.90%
30,004	Anadarko Petroleum Corp.	1,361,882
5,790	Apache Corp.	417,749
25,469	ChevronTexaco Corp.	1,687,321
24,608	Exxon Mobil Corp.	1,720,345
20,547	Hess Corp.	1,104,401

See notes to financial statements.

Genworth Eaton Vance Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
24,409	Occidental Petroleum Corp.	$1,606,356
31,306	Total SA - ADR	1,697,724
12,969	XTO Energy, Inc.	494,638

		10,090,416

	Pharmaceuticals - 6.57%
20,683	Abbott Laboratories	972,929
27,688	Bristol-Myers Squibb Co. (b)	562,343
13,740	Johnson & Johnson	780,432
24,424	Merck & Co., Inc. (b)	682,895
96,840	Pfizer, Inc.	1,452,600

		4,451,199

	Road & Rail - 1.36%
12,487	Burlington Northern Santa Fe Corp.	918,294

	Software - 1.38%
24,030	Microsoft Corp.	571,193
17,044	Oracle Corp.	365,083

		936,276

	Specialty Retail - 3.79%
31,819	Best Buy Co., Inc. (b)	1,065,618
47,586	Staples, Inc. (b)	959,810
17,184	The TJX Companies, Inc.	540,609

		2,566,037

	Textiles, Apparel & Luxury Goods - 1.06%
13,843	NIKE, Inc. (b)	716,790

	Total Common Stocks (Cost $60,067,265)	64,897,973

	REAL ESTATE INVESTMENT TRUSTS - 1.74%
	Real Estate Investment Trusts - 1.74%
11,557	AvalonBay Communities, Inc. (b)	646,500
11,129	Boston Properties, Inc. (b)	530,853

		1,177,353

	Total Real Estate Investment Trusts (Cost $1,036,893)	1,177,353

	SHORT TERM INVESTMENTS - 2.71%
	Money Market Funds - 2.71%
1,834,552	Federated Prime Obligations Fund	1,834,552

	Total Short Term Investments (Cost $1,834,552)	1,834,552

Number of Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 21.24%
	Money Market Funds - 21.24%
14,381,385	Mount Vernon Prime Portfolio	$14,381,385

	Total Investments Purchased as Securities Lending Collateral (Cost $14,381,385)	14,381,385

	Total Investments (Cost $77,320,095) - 121.54%	82,291,263
	Liabilities in Excess of Other Assets - (21.54)%	(14,582,448)

	TOTAL NET ASSETS - 100.00%	$67,708,815

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income-Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth Legg Mason Partners Aggressive Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.48%
	Aerospace & Defense - 3.60%
41,250	L-3 Communications Holdings, Inc.	$2,861,925

	Biotechnology - 19.42%
16,240	Alkermes, Inc. (a)	175,717
89,650	Amgen, Inc. (a)	4,746,071
104,910	Biogen Idec, Inc. (a)	4,736,686
82,500	Genzyme Corp. (a)(b)	4,592,775
14,620	ISIS Pharmaceuticals, Inc. (a)(b)	241,230
26,350	Vertex Pharmaceuticals, Inc. (a)	939,114

		15,431,593

	Capital Markets - 0.43%
22,630	Cohen & Steers, Inc. (b)	338,319

	Commercial Banks - 0.32%
19,384	Bank of America Corp. (b)	255,869

	Communications Equipment - 0.86%
7,270	Arris Group, Inc. (a)	88,403
40,650	Nokia Corp. - ADR	592,677

		681,080

	Computers & Peripherals - 2.26%
60,690	SanDisk Corp. (a)	891,536
86,560	Seagate Technology	905,418

		1,796,954

	Construction & Engineering - 0.16%
2,430	Fluor Corp. (b)	124,635

	Electronic Equipment & Instruments - 1.69%
4,920	Dolby Laboratories, Inc. (a)	183,418
62,200	Tyco Electronics Ltd. (b)	1,156,298

		1,339,716

	Energy Equipment & Services - 12.60%
20,650	Core Laboratories N.V. (b)	1,799,648
40,450	National-Oilwell Varco, Inc. (a)	1,321,097
352,300	Weatherford International Ltd. (a)(b)	6,890,988

		10,011,733

	Health Care Equipment & Supplies - 2.88%
61,110	Covidien Plc	2,287,958

	Health Care Providers & Services - 7.07%
225,010	UnitedHealth Group, Inc.	5,620,750

	Industrial Conglomerates - 1.86%
56,730	Tyco International Ltd.	1,473,845

	Machinery - 1.42%
42,490	Pall Corp.	1,128,534

	Media - 15.80%
425	Ascent Media Corp. (a)	11,296
158,960	Cablevision Systems Corp.	3,085,414
12,090	CBS Corp.	83,663
238,730	Comcast Corp. - Series C	3,366,093
31,800	Comcast Corp.	460,782
12,890	Discovery Communications Inc. - Series C (a)	264,632
12,890	Discovery Communications Inc. (a)	290,669
11,920	Liberty Global, Inc. - Series C (a)(b)	188,455
11,810	Liberty Global, Inc. (a)	187,661
13,340	Liberty Media Corporation - Capital (a)	180,890

Number of Shares		Value
	Media (Continued)
66,440	Liberty Media Corporation - Entertainment (a)	$1,777,270
66,560	Liberty Media Corporation - Interactive (a)	333,466
13,250	Viacom, Inc. (a)	300,775
78,590	The Walt Disney Co.	1,833,505
15,340	World Wrestling Entertainment, Inc. (b)	192,670

		12,557,241

	Metals & Mining - 1.10%
11,820	Freeport-McMoRan Copper & Gold, Inc.	592,300
6,390	Nucor Corp. (b)	283,908

		876,208

	Oil & Gas - 9.28%
162,435	Anadarko Petroleum Corp.	7,372,925

	Pharmaceuticals - 6.72%
7,479	Anesiva, Inc. (a)	2,173
130,830	Forest Laboratories, Inc. (a)	3,285,141
3,240	Johnson & Johnson	184,032
11,090	Teva Pharmaceutical Industries Ltd. - ADR (b)	547,181
51,490	Valeant Pharmaceuticals International (a)(b)	1,324,323

		5,342,850

	Semiconductor & Semiconductor Equipment - 4.70%
82,290	Broadcom Corp. (a)(b)	2,039,969
19,750	Cree, Inc. (a)	580,452
6,060	DSP Group, Inc. (a)(b)	40,966
49,900	Intel Corp.	825,845
11,260	Standard Microsystems Corp. (a)	230,267
2,430	Teradyne, Inc. (a)	16,670

		3,734,169

	Software - 1.56%
15,340	Advent Software, Inc. (a)(b)	502,999
25,830	Autodesk, Inc. (a)	490,253
10,360	Microsoft Corp.	246,257

		1,239,509

	Specialty Retail - 0.13%
27,870	Charming Shoppes, Inc. (a)	103,676

	Thrifts & Mortgage Finance - 1.62%
68,550	Astoria Financial Corp.	588,159
65,460	New York Community Bancorp, Inc. (b)	699,767

		1,287,926

	Total Common Stocks (Cost $64,023,495)	75,867,415
	INVESTMENT COMPANIES - 0.77%
	Investment Companies - 0.77%
16,900	Powershares QQQ Trust (b)	614,822

	Total Investment Companies (Cost $490,424)	614,822

See notes to financial statements.

Genworth Legg Mason Partners Aggressive Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	SHORT TERM INVESTMENTS - 3.86%
	Money Market Funds - 3.86%
3,065,068	Federated Prime Obligations Fund	$3,065,068

	Total Short Term Investments (Cost $3,065,068)	3,065,068

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.87%
	Money Market Funds - 19.87%
15,792,827	Mount Vernon Prime Portfolio	15,792,827

	Total Investments Purchased as Securities Lending Collateral (Cost $15,792,827)	15,792,827

	Total Investments (Cost $83,371,814) - 119.98%	95,340,132
	Liabilities in Excess of Other Assets - (19.98)%	(15,877,381)

	TOTAL NET ASSETS - 100.00%	$79,462,751

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 4.16%
$260,565	Daimler Chrysler Auto Trust Series FLT, 1.168%, 10/08/2010 (c)	$260,689
	Federal Home Administration
980,280	7.430%, 03/01/2021 (c)	1,048,886
935,377	7.430%, 02/01/2024 (c)	1,022,726
601,297	Ford Credit Auto Owner Trust Series 2008-C, 1.219%, 01/15/2011 (c)	601,792
	SLM Student Loan Trust
1,000,000	Pool #2007-2, 1.092%, 07/25/2017 (c)	972,498
687,553	Series 2008-9, 2.592%, 04/25/2023 (c)	702,113

	Total Asset Backed Securities (Cost $4,300,437)	4,608,704

	CORPORATE BONDS - 35.57%
	Banks - 5.15%
160,000	Barclays Bank Plc 10.179%, 06/12/2021 (b)	165,685
100,000	Citigroup, Inc. 4.750%, (Callable at $100 on 02/10/2014) 02/10/2019	94,858
3,300,000	Dexia Credit Local SA 1.262%, 09/23/2011 (a)	3,291,446
	The Royal Bank of Scotland Group Plc
2,000,000	2.625%, 05/11/2012 (a)	2,015,744
200,000	8.162%, 10/05/2012 (Callable at $100 on 10/05/2012) (c)	103,878
100,000	7.640%, 03/31/2049 (Callable at $100 on 09/29/2017) (c)	40,545

		5,712,156

	Capital Markets - 1.97%
900,000	Goldman Sachs Group, Inc. 6.250%, 09/01/2017	891,888
800,000	Merrill Lynch & Co. 3.188%, 05/12/2010 (c)	795,699
500,000	Morgan Stanley 6.000%, 04/28/2015	499,299

		2,186,886

	Commercial Banks - 1.12%
900,000	ING Bank N.V. 2.625%, 02/09/2012 (a)	911,317
400,000	Wells Fargo Capital 7.700%, 12/29/2049 (Callable at $100 on 03/26/2013) (c)	332,254

		1,243,571

	Diversified Financial Services - 8.31%
	CIT Group, Inc.
300,000	4.750%, 12/15/2010	235,577
400,000	5.600%, 04/27/2011	300,054
1,100,000	Citigroup, Inc. 6.125%, 11/21/2017	965,953
1,000,000	FBG Finance Ltd. 5.125%, 06/15/2015 (a)	937,943
8,200,000	Glencore Funding LLC 6.000%, 04/15/2014 (Acquired 03/31/2004 and 02/02/2005, Cost $941,018) (b)	6,779,145

		9,218,672

Principal Amount		Value
	Diversified Telecommunications - 1.75%
$1,900,000	Verizon Wireless Capital LLC 3.750%, 05/20/2011 (a)	$1,939,773

	Electric Utilities - 2.70%
2,700,000	Progress Energy, Inc. 7.050%, 03/15/2019	3,000,996

	Financial Services - 3.16%
3,000,000	LeasePlan Corporation N.V. 3.000%, 05/07/2012 (a)	3,013,164
700,000	SLM Corp 1.459%, 01/27/2014 (c)	487,115

		3,500,279

	Insurance - 1.34%
	American International Group, Inc.
100,000	4.700%, 10/01/2010	81,219
400,000	5.600%, 10/18/2016	216,546
2,000,000	8.175%, 05/15/2058 (Callable at $100 on 05/15/2038) (a)(c)	571,096
800,000	Hartford Financial Services Group, Inc. 6.000%, 01/15/2019	613,974

		1,482,835

	Oil & Gas - 0.08%
100,000	Transneft 5.670%, 03/05/2014	88,750

	Specialty Retail - 2.87%
3,000,000	AutoZone, Inc. 7.125%, 08/01/2018	3,180,519

	Tobacco - 7.12%
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,148,263
6,000,000	9.250%, 08/06/2019	6,748,800

		7,897,063

	Total Corporate Bonds (Cost $34,321,180)	39,451,500

	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY - 7.90%
1,362,494	American Home Mortgage Investment Trust Series 2004-4, 4.440%, 02/25/2045 (c)	1,038,633
	Bank of America Mortgage Securities
824,616	Series 2004-A, 5.458%, 02/25/2034 (c)	672,604
1,078,072	Series 2005-E, 5.347%, 06/25/2035 (c)	807,578
1,591,993	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, 4.740%, 10/25/2035 (c)	1,535,871
	Countrywide Alternative Loan Trust
799,924	Series 2006-OC9, 0.389%, 12/25/2036 (c)	735,377
390,537	Series 2007-7T2, 6.000%, 04/25/2037 (c)	211,769
1,734,312	Countrywide Home Loans Series 2005-HYB9, 5.250%, 02/20/2036 (c)	1,013,366
2,174,904	First Horizon Alternative Mortgage Securities Series FLT, 4.681%, 08/25/2034 (c)	1,525,740

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY (Continued)
$307,666	Morgan Stanley Mortgage Loan Trust Series 2006-8AR, 5.380%, 06/25/2036 (c)	$251,427
1,293,361	Nomura Asset Acceptance Corp. Series 2005-AR5, 5.050%, 10/25/2035 (c)	776,223
457,387	Structured Asset Mortgage Corp. Series 2006-AR3, 0.524%, 04/25/2036 (c)	192,705

	Total Mortgage Backed Securities - Non-U.S. Government Agency (Cost $7,471,964)	8,761,293

	MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 17.81%
640,300	Federal Home Loan Mortgage Corp. Series T-059, 6.500%, 10/25/2043 (c)	680,860
	Federal National Mortgage Association
72,130	Pool #844000, 4.672%, 11/01/2035 (c)	74,576
747,342	Pool #257371, 5.000%, 09/01/2028	766,521
817,295	Pool #AA1283, 5.000%, 10/01/2033	837,746
403,292	Pool #822101, 4.997%, 05/01/2035 (c)	416,038
426,331	Pool #834558, 5.051%, 09/01/2035 (c)	443,489
382,402	Pool #866888, 5.279%, 01/01/2036 (c)	396,372
746,633	Pool #878103, 5.000%, 04/01/2036	761,887
114,962	Pool #904132, 5.000%, 11/01/2036	117,311
12,576,312	Pool #908537, 5.500%, 01/01/2037 (d)	13,010,465
95,489	Pool #256635, 5.000%, 03/01/2037	97,395
745,190	Pool #899091, 5.000%, 03/01/2037	760,064
49,287	Pool #912700, 5.000%, 03/01/2037	50,271
71,013	Pool #914924, 5.000%, 04/01/2037	72,430
90,056	Pool #917127, 5.000%, 06/01/2037	91,854
355,381	Pool #944534, 5.000%, 07/01/2037	362,354
785,204	Series 2007-73, 0.374%, 07/25/2037 (c)	818,740

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $18,877,034)	19,758,373

	MUNICIPAL BONDS - 0.25%
185,771	South Carolina Student Loan Corp., Student Loan Backed Notes, 1.168%, 09/02/2014 (c)	184,436

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
$100,000	University of California, Revenue Bond, MBIA & FGIC Insured 5.000%, 05/15/2037	$93,718

	Total Municipal Bonds (Cost $264,122)	278,154

	U.S. GOVERNMENT AGENCY ISSUES - 0.09%
97,937	Small Business Administration Participant, 5.600%, 09/01/2028 (c)	104,104

	Total U.S. Government Agency Issues (Cost $97,937)	104,104

	U.S. TREASURY OBLIGATIONS - 0.18%
	U.S. Treasury Bond - 0.18%
200,000	4.250%, 05/15/2039	198,030

	Total U.S. Treasury Obligations (Cost $196,890)	198,030

Notional Amount
	PURCHASED OPTIONS - 0.09%
	Options on Currency Contracts - 0.09%
	Call Options
$1,400,000	U.S. Dollar - Japanese Yen Expiration: March, 2010, Exercise Price: $105.00 (b)	15,431
5,400,000	U.S. Dollar - Japanese Yen Expiration: March, 2010, Exercise Price: $105.00 (b)	59,519
2,900,000	U.S. Dollar - Japanese Yen Expiration: June, 2010, Exercise Price: $107.85 (b)	24,708

		99,658

Contracts
	Options on Futures Contracts - 0.00%
	Put Options
15	S&P 500 Index Futures Expiration: September, 2009, Exercise Price: $250.00	187

	Total Purchased Options (Cost $174,249)	99,845

Principal Amount
	SHORT TERM INVESTMENTS - 28.87%
	Commercial Paper - 0.99%
$1,100,000	BNP Paribas 0.127%, 07/01/2009	1,100,000

	Repurchase Agreement - 23.81%
26,400,000	U.S. Agency Repurchase Agreement, 7.000%, 07/01/2009 (Collateralized by Federal Home Loan Bank, value $15,688,753, 0.930%, 03/30/2010 and Federal Home Loan Bank, value $11,285,000, 0.950%, 11/30/2010)	26,400,000

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Principal Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	U.S. Government Agency Issues - 1.98%
$2,200,000	Federal National Mortgage Association Discount Note,
	Effective yield, 0.156%, 08/18/2009	$2,199,551

	U.S. Treasury Bill - 0.45%
500,000	Effective yield, 0.046%, 07/02/2009 (d)	499,999

Number of Shares
	Money Market Funds - 1.64%
1,812,871	Federated Prime Obligations Fund	1,812,871

	Total Short Term Investments (Cost $32,012,421)	32,012,421

	Total Investments (Cost $97,716,234) - 94.92%	105,272,424
	Other Assets in Excess of Liabilities - 5.08%	5,633,686

	TOTAL NET ASSETS - 100.00%	$110,906,110

Percentages	are stated as a percent of net assets.
(a)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $12,680,483, which represents 11.43% of total net assets.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $7,044,488, which represents 6.35% of total net assets.
(c)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2009.
(d)	Assigned as collateral for certain future and swap contracts.

SCHEDULE OF FORWARD SALE COMMITMENTS

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal National Mortgage Association, 5.00%, 07/01/2034	$3,000,000	7/13/2009	$3,001,172	$3,054,843
Federal National Mortgage Association, 5.50%, 07/01/2034	6,000,000	7/13/2009	6,128,437	6,194,064

	$9,000,000		$9,129,609	$9,248,907

SCHEDULE OF SECURITIES SOLD SHORT

Description	Principal Amount	Proceeds Received	Value
U.S. Treasury Bond, 3.500%, 02/15/2039	$600,000	$517,110	$519,002
U.S. Treasury Bond, 4.250%, 05/15/2039	3,500,000	3,396,243	3,465,535
U.S. Treasury Note, 3.125%, 05/15/2019	1,900,000	1,841,664	1,835,281

	$6,000,000	$5,755,017	$5,819,818

SCHEDULE OF OPTIONS WRITTEN

Contracts		Value
	OPTIONS ON CURRENCY CONTRACTS
	Put Options
700,000	U.S. Dollar - Japanese Yen Expiration: March, 2010, Exercise Price: $80.000*	$7,450
1,100,000	U.S. Dollar - Japanese Yen Expiration: March, 2010, Exercise Price: $80.000*	11,708

		19,158

Contracts		Value
	OPTIONS ON FUTURES CONTRACTS
	Call Options
48	U.S. Treasury 10 Year Note Futures Expiration: August, 2009, Exercise Price: $120.00	$20,250

	Put Options
65	U.S. Treasury 10 Year Note Futures Expiration: August, 2009, Exercise Price: $112.00	29,453

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF OPTIONS WRITTEN (Continued)

June 30, 2009 (unaudited)

Notional Amount		Value
	INTEREST RATE SWAPTIONS
	Call Options
$2,400,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: November, 2009, Exercise Rate: 3.420%	$57,600

	Put Options
2,400,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: November, 2009, Exercise Rate: 3.420%	43,200
4,500,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: August, 2009, Exercise Rate: 4.300%	4,500

Notional Amount		Value
$4,700,000	5-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: November, 2009, Exercise Rate: 5.000%	$14,100
7,000,000	7-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: December, 2009, Exercise Rate: 4.750%	77,000

		138,800

	Total Options Written (Premiums received $300,661)	$265,261

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
8/4/2009	U.S. Dollars	11,973	Brazilian Real	26,250	$(1,335)
7/2/2009	U.S. Dollars	137,800	British Pound	90,000	(10,269)
7/27/2009	U.S. Dollars	264,340	European Monetary Unit	188,067	535
8/4/2009	Brazilian Real	608,850	U.S. Dollars	300,000	8,671
7/2/2009	British Pound	25,000	U.S. Dollars	39,619	1,511
8/4/2009	Canadian Dollar	29,000	U.S. Dollars	25,223	(280)
6/15/2011	Chinese Yuan	14,550,200	U.S. Dollars	2,200,000	(53,667)
7/27/2009	European Monetary Unit	163,000	U.S. Dollars	227,444	1,199
7/22/2009	Japanese Yen	155,033,000	U.S. Dollars	1,614,927	(5,007)

					$(58,642)

SCHEDULE OF OPEN FUTURES CONTRACTS

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized (Depreciation)
S&P 500 Index E-Mini Futures	698	31,950,950	Sep-09	$(226,996)
S&P 500 Index Futures	206	47,148,250	Sep-09	(526,102)

				$(753,098)

SCHEDULE OF INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Royal Bank of Scotland	1,200,000	(306,556)	$158,368
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Morgan Stanley	700,000	(133,414)	46,971
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Barclays Bank	1,900,000	(360,222)	125,591
Pay	3-Month-CAD-LIBOR	5.000%	12/19/2028	Royal Bank of Scotland	1,800,000	(8,326)	(65,787)
Pay	3-Month-CAD-LIBOR	5.800%	12/19/2023	Royal Bank of Scotland	1,900,000	(25,440)	8,237
Pay	3-Month-CAD-LIBOR	5.750%	12/19/2028	Royal Bank of Scotland	1,500,000	22,494	(36,270)
Pay	6-Month-GBP-LIBOR	3.000%	9/15/2011	Goldman Sachs	200,000	275	(1,521)
Pay	6-Month-GBP-LIBOR	3.500%	12/17/2013	Barclays Bank	3,300,000	14,998	(33,045)
Receive	30-Day USD-CMM Rate	4.000%	9/29/2009	Goldman Sachs	2,700,000	(4,845)	136,788
Receive	30-Day USD-CMM Rate	4.000%	9/29/2009	Royal Bank of Scotland	2,000,000	(9,971)	107,707

							$447,039

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF CREDIT DEFAULT SWAPS

June 30, 2009 (unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Buy Protection(1)

Reference Obligation	Implied Credit Spread at June 30, 2009(3)	Fixed (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.700%, 11/10/2018	0.91%	(1.520%)	12/20/2018	Goldman Sachs	1,000,000	0	$(47,390)
Altria Group, Inc., 9.250%, 08/06/2019	0.92%	(1.420%)	3/20/2019	Goldman Sachs	3,000,000	0	(119,340)
Altria Group, Inc., 7.000%, 11/04/2013	0.92%	(1.450%)	3/20/2019	Royal Bank of Scotland	3,000,000	0	(127,200)
American International Group, Inc., 6.250%, 05/01/2036*	12.84%	(4.300%)	3/20/2019	Goldman Sachs	200,000	0	70,304
Autozone, Inc., 7.125%, 08/01/2018	0.56%	(1.320%)	9/20/2018	Deutsche Bank	3,000,000	0	(178,260)
Fosters Financial Corp., 4.875%, 10/01/2014	0.75%	(1.600%)	6/20/2015	Barclays Bank	1,000,000	0	(46,220)
Glencore Funding LLC, 6.000%, 04/15/2014*	5.60%	(5.000%)	6/20/2014	Barclays Bank	5,700,000	1,539,000	(1,404,480)
Goldman Sachs Group, Inc., 5.625%, 01/15/2017*	2.75%	(1.000%)	6/20/2014	Deutsche Bank	400,000	49,252	(18,812)
Hartford Financial Services Group, 6.000%, 01/15/2019*	5.59%	(5.000%)	3/20/2019	Deutsche Bank	500,000	35,000	(18,380)
Progress Energy, Inc., 7.050%, 03/15/2019	0.60%	(0.660%)	3/20/2019	Bank of America	2,700,000	0	(13,176)
Wells Fargo & Co., 5.000%, 11/15/2014	2.21%	(2.400%)	3/20/2014	Deutsche Bank	100,000	0	(834)

							$(1,903,788)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Sell Protection(2)

Reference Obligation	Implied Credit Spread at June 30, 2009(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Upfront Premiums (Received)	Unrealized Appreciation
Gazprom, 7.800%, 09/27/2010	4.83%	9.450%	2/20/2014	Barclays Bank	300,000	0	$53,523
Gazprom, 7.800%, 09/27/2010	4.83%	9.620%	2/20/2014	Barclays Bank	100,000	(2)	18,499
General Electric Capital Corp., 5.625%, 09/15/2017	4.22%	5.000%	3/20/2013	Barclays Bank	300,000	0	7,521
General Electric Capital Corp., 5.625%, 09/15/2017	4.20%	4.300%	6/20/2013	Deutsche Bank	300,000	0	1,008
General Electric Capital Corp., 5.625%, 09/15/2017	4.16%	4.270%	3/20/2014	Deutsche Bank	100,000	0	430
SLM Corp., 5.125%, 08/27/2012	7.75%	5.000%	3/20/2014	Deutsche Bank	100,000	(10,750)	1,282

							$82,263

Credit Default Swaps on Credit Indices – Buy Protection(1)

Index/Tranches	Fixed (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Upfront Premiums Paid	Unrealized (Depreciation)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	Deutsche Bank	2,147,200	149,365	$(35,348)
CDX.IG-11 10-Year Index*	(1.400%)	12/20/2018	Deutsche Bank	1,000,000	38,097	(32,557)

						$(67,905)

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF TOTAL RETURN SWAPS

June 30, 2009 (unaudited)

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	19,081	3-Month USD-LIBOR less 0.220%	$28,556,434	9/17/2009	Merrill Lynch	$44,783

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

*	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines.

See notes to financial statements.

Genworth Putnam International Capital Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.48%
	Australia - 4.66%
33,369	Aquarius Platinum, Ltd.	$128,987
160,480	Beach Petroleum, Ltd.	101,463
55,207	BlueScope Steel, Ltd.	111,944
8,626	Crane Group, Ltd.	70,394
21,755	Flight Centre, Ltd.	151,181
25,740	Iluka Resources, Ltd. (a)	59,101
57,067	Incitec Pivot, Ltd.	108,604
24,377	James Hardie Industries NV (a)	82,254
213,234	Pacific Brands, Ltd.	146,151
95,614	Sigma Pharmaceutical, Ltd.	93,804
7,935	Sims Group, Ltd.	165,229
79,150	Wotif.com Holdings, Ltd.	299,154

		1,518,266

	Austria - 0.85%
4,518	Andritz AG	190,518
5,221	EVN AG	86,866

		277,384

	Belgium - 1.94%
1,521	Bekaert SA	156,585
5,720	Euronav NV	106,855
401	Gimv NV	20,065
2,411	Mobistar SA	148,867
2,571	Omega Pharma NV	85,431
3,501	UCB SA	112,429

		630,232

	Bermuda - 1.41%
6,804	Aspen Insurance Holdings, Ltd.	152,001
2,803	Axis Capital Holdings, Ltd.	73,383
29,907	Hiscox Ltd.	142,479
8,200	Ship Finance International, Ltd. (b)	90,446

		458,309

	Canada - 5.49%
1,725	Addax Petroleum Corp. (a)	73,158
1,400	ATCO, Ltd. - Class I	47,363
10,877	Biovail Corp. (a)	146,068
19,491	Canaccord Capital, Inc. (a)	116,462
2,491	Canadian Western Bank (a)	36,279
3,255	Dorel Industries Inc. - Class B (a)	75,222
10,325	Ensign Energy Services Inc.	150,905
11,455	Forzani Group, Ltd. (a)	141,519
1,166	Home Capital Group, Inc.	30,284
2,900	Industrial Alliance Insurance and Financial Services Inc. (a)	64,201
3,880	Inmet Mining Corp.	142,337
2,324	Leons Furniture, Ltd. (a)	20,380
33,900	Lundin Mining Corp. (a)	97,636
13,946	Methanex Corp. (a)	169,177
13,000	Pason Systems, Inc. (a)	104,724
19,100	Precision Drilling Trust (a)	91,793
20,400	Sherritt International Corp. (a)	91,902
1,277	Sino-Forest Corp. (a)	13,614
8,482	Teck Cominco, Ltd.	135,271
251	Yamana Gold, Inc. (a)	2,231
2,694	Zargon Energy Trust (a)	36,803

		1,787,329

Number of Shares		Value
	Cayman Islands - 0.36%
3,700	Herbalife, Ltd.	$116,698

	China - 0.52%
3,500	Perfect World Co., Ltd. - ADR (a)(b)	100,100
1,100	Sohu.com, Inc. (a)	69,113

		169,213

	Denmark - 1.96%
8,617	Dampskibsselskabet Torm A/S	87,725
5,315	East Asiatic Co., Ltd. A/S	177,130
22,400	GN Store Nord A/S (a)	89,544
6,341	H.Lundbeck A/S	120,641
7,008	Sydbank A/S (a)	161,516

		636,556

	Finland - 1.13%
7,979	Konecranes Oyj	188,033
6,831	Poyry Oyj	96,996
4,196	Rautaruukki Oyj	84,161

		369,190

	France - 5.13%
4,829	Air France-KLM	61,934
13,771	Beneteau SA	150,278
3,220	Cap Gemini SA	119,171
681	CNP Assurances	65,158
4,413	Dassault Systemes SA	195,432
32,491	Havas	80,061
3,608	IMS International Metal Service (a)	58,342
4,161	Legrand SA	91,054
5,030	Metropole Television	95,396
789	Neopost SA	71,047
970	Nexans SA	51,808
1,571	Nexity SA	47,133
4,531	Publicis Groupe SA	138,716
11,705	Rexel SA	99,566
3,241	SEB SA	134,495
6,849	Teleperformance	209,057

		1,668,648

	Germany - 4.70%
4,533	Carl Zeiss Meditec AG	63,778
5,267	Celesio AG	120,991
7,652	Deutsche Lufthansa AG	96,099
5,098	ElringKlinger AG	85,144
1,691	Fielmann AG	111,828
1,787	Fuchs Petrolub AG	97,714
16,725	Gildemeister AG	162,106
2,678	HeidelbergCement AG	110,266
2,000	Krones AG	76,288
580	KWS SAAT AG	104,449
2,394	MTU Aero Engines Holdings AG	87,477
4,788	Norddeutsche Affinerie AG	139,144
1,862	Rheinmetall AG	80,898
2,637	STADA Arzneimittel AG	65,920
2,255	Wincor Nixdorf AG	126,438

		1,528,540

	Greece - 0.67%
177	Attica Holdings S.A.	549
4,899	Public Power Corp. SA	101,085
4,400	Titan Cement Co. SA (a)	116,114

		217,748

See notes to financial statements.

Genworth Putnam International Capital Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Guernsey - 0.41%
6,174	Amdocs, Ltd. (a)	$132,432

	Hong Kong - 3.28%
8,900	ASM Pacific Technology, Ltd.	45,512
28,800	Dah Sing Financial Holdings, Ltd.	117,000
156,000	Hopson Development Holdings, Ltd. (c)	239,339
20,000	Industrial & Commercial Bank of China, Ltd.	36,109
40,000	Kingboard Chemical Holdings, Ltd.	98,065
37,000	Orient Overseas, Ltd.	157,006
128,000	Sinofert Holdings, Ltd. (a)	64,743
182,000	TPV Technology, Ltd.	81,185
13,000	VTech Holdings, Ltd.	88,536
16,000	Wing Hang Bank, Ltd.	139,664

		1,067,159

	Ireland (Republic of) - 1.92%
36,405	Dragon Oil plc (a)	218,538
31,358	Kingspan Group plc	176,577
7,189	Paddy Power plc	167,468
22,840	United Drug plc	63,483

		626,066

	Italy - 2.36%
6,844	Buzzi Unicem SpA	96,957
8,654	Danieli & Co. SpA	146,194
5,447	Fondiaria-SAI SpA	87,925
42,256	Milano Assicurazioni SpA	140,495
32,070	Recordati SpA	198,413
33,879	Saras SpA	96,725

		766,709

	Japan - 24.00%
16,100	ADEKA Corp.	153,923
7,200	Aica Kogyo Co.	70,472
7,700	Amano Corp.	75,332
5,000	ASKUL Corp.	80,994
12	Axell Corp.	42,726
10,400	Brother Industries, Ltd.	91,987
3,300	Canon Electronics, Inc.	47,994
8,500	Canon Marketing Japan Inc.	118,829
7,000	Capcom Co., Ltd.	125,895
26,000	Central Glass Co.	103,410
9,700	Chiyoda Integre Co., Ltd.	111,432
5,700	Circle K Sunkus Co.	88,912
29,000	Daifuku Co., Ltd.	206,531
7,000	Daimei Telecom Engineering Corp.	67,136
3,400	Disco Corp.	144,032
10,900	F.C.C. Co., Ltd.	149,640
1,450	Hakuhodo DY Holdings, Inc.	78,164
1,200	Hirose Electric Co., Ltd.	128,025
7,400	Hitachi Chemical Co, Ltd.	119,144
4,300	Hokuto Corp.	88,610
4,500	Ibiden Co., Ltd.	126,179
1,400	Itochu Techno-Solutions Corp	41,606
10,000	Japan Aviation Electronics Industry, Ltd.	62,077
2,000	JSR Corp. (a)	34,318
9,000	Kaneka Corp.	63,951
16,000	Kansai Paint Co., Ltd.	114,639
57,000	Kansai Urban Banking Corp.	101,816

Number of Shares		Value
	Japan (Continued)
9,700	Keihin Corp.	$127,445
1,400	Kintetsu World Express, Inc.	33,475
3,600	Kobayashi Pharmaceutical Co., Ltd.	136,241
13,400	Komori Corp.	159,990
3,900	Kose Corporation	82,167
3,900	Koyo Seiko Co.	39,415
7,700	Kuroda Electric	103,125
17,600	Leopalace 21 Corp.	157,273
12,000	Makino Milling Machine Co., Ltd.	39,230
3,600	Mandom Corp.	81,488
3,500	Maruichi Steel Tube, Ltd.	66,008
5,500	Meitec Corp.	94,891
3,000	Musashino Bank, Ltd.	100,793
8,400	Nifco, Inc.	130,124
7,800	Nihon Kohden Corp.	102,486
7,000	Nihon Parkerizing Co., Ltd.	74,042
13,000	Nippon Electric Glass Co., Ltd.	145,333
5,000	Nippon Konpo Unyu Soko Co., Ltd.	55,416
16,000	Nippon Thompson Co., Ltd.	83,557
7,700	Nishimatsu Chain Co., Ltd.	67,840
10,300	Nissin Kogyo Co., Ltd.	131,412
4,300	Nitto Denko Corp.	131,101
110	NTT Urban Devleopment Corp.	106,038
7	Okinawa Cellular Telephone Co.	12,040
12,000	Onward Holdings Co., Ltd.	77,113
3,100	Sankyo Co., Ltd.	165,365
26,000	Sanwa Holdings	92,951
6,200	Seikagaku Corp.	68,099
1,700	Shimano, Inc.	65,315
23,600	Shin-Etsu Polymer Co., Ltd.	127,163
12,000	Shinko Electric Industries Co., Ltd.	148,279
6,000	Sohgo Security Services Co., Ltd.	63,156
12,600	Stanley Electric Co., Ltd.	255,499
13,000	Suruga Bank, Ltd.	124,377
7,000	Taikisha, Ltd.	82,342
4,300	Taiyo Ink Mfg. Co.	94,867
10,900	Tamron Co., Ltd.	149,305
12,000	Tanabe Seiyaku Co., Ltd.	137,864
5,600	Tokai Rika Co., Ltd.	89,086
22,000	Tokai Tokyo Securities Co., Ltd.	79,848
37,000	Tokyu Land Corp.	168,098
4,700	Toppan Forms Co., Ltd.	60,178
10,000	Toshiba Machine Co., Ltd.	36,909
6,600	Toyoda Gosei Co., Ltd.	178,208
10,100	Toyota Boshoku Corp.	150,560
5,000	Trend Micro, Inc.	159,658
400	Tsuruha Holdings, Inc.	12,009
7,100	Yamaha Corp.	88,493
6,500	Yamaha Motor Co., Ltd.	72,207
5,600	Yamato Kogyo Co., Ltd.	164,863

		7,810,516

	Jersey - 0.43%
31,244	Atrium European Real Estate Ltd. (a)	139,335

	Malaysia - 0.15%
13,300	Tanjong plc	50,269

	Mexico - 0.74%
126,256	Cemex, S.A.B. de C.V. (a)	118,411
50,900	Grupo Financiero Banorte, S.A.B. de C.V.	123,885

		242,296

See notes to financial statements.

Genworth Putnam International Capital Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Netherlands - 1.98%
10,389	Arcadis NV	$173,643
5,031	Hunter Douglas NV	206,405
5,118	Koninklijke Boskalis Westminster NV	116,503
6,340	OPG Groep NV	80,853
12,045	SNS REAAL NV	67,562

		644,966

	Norway - 1.95%
16,400	Petroleum Geo-Services ASA (a)	102,266
19,932	SpareBank 1 SR Bank (a)	102,030
11,773	Tandberg ASA	198,655
16,589	TGS Nopec Geophysical Co. ASA (a)	164,557
13,624	Veidekke ASA (a)	67,232

		634,740

	Poland - 0.06%
3,045	Grupa Lotos SA (a)	19,388

	Portugal - 0.29%
37,521	Banco BPI SA	95,991

	Republic of Korea (South) - 1.96%
10,420	Busan Bank	71,086
671	Cheil Communications, Inc.	122,999
14,530	Daegu Bank	132,624
1,652	GS Home Shopping Inc.	84,072
13,210	Halla Climate Control Corp.	99,585
5,810	LG Fashion Corp.	109,991
198	LG Hausys Ltd. (a)	18,029

		638,386

	Singapore - 1.13%
8,000	Great Eastern Holding Ltd.	58,148
94,000	MobileOne Ltd.	99,229
89,000	Neptune Orient Lines Ltd.	90,351
55,000	Singapore Press Holdings Ltd.	119,685

		367,413

	Spain - 0.72%
14,977	Gestevision Telecinco SA	140,261
4,310	Indra Sistemas SA	93,543

		233,804

	Sweden - 2.72%
2,996	AF AB	55,539
3,000	Cardo AB	65,176
5,395	Fabege AB	18,275
7,700	Hoganas AB	83,289
13,681	JM AB (a)	94,667
21,582	KappAhl Holding AB	93,802
13,450	Meda AB - Class A	92,672
3,610	Modern Times Group - Class B	100,598
4,199	Oriflame Cosmetics SA	183,055
8,135	Peab AB	33,515
19,200	Trelleborg AB (a)	64,174

		884,762

	Switzerland - 4.77%
4,445	Adecco SA	185,789
2,112	Baloise-Holding	157,055
712	Banque Cantonale Vaudoise	224,645
1,588	Bucher Industries AG	159,545

Number of Shares		Value
	Switzerland (Continued)
287	Forbo Holding AG	$54,851
759	Georg Fischer AG	129,754
217	Helvetia Holding AG	57,626
10,810	Logitech International SA (a)	150,260
2,641	Partners Group Holding	256,895
95	Sika AG	105,784
1,831	Tecan Group Ltd.	71,457

		1,553,661

	United Kingdom - 15.79%
37,057	Aegis Group plc	56,361
22,467	Amlin plc	112,006
12,952	Antofagasta plc	125,750
16,584	Arriva plc	111,004
44,962	Ashmore Group plc	140,280
108,111	Ashtead Group plc	101,293
16,351	Aveva Group plc	193,240
33,474	Barratt Developments plc (a)	81,410
7,977	Bellway plc	80,182
26,066	BlueBay Asset Management plc	91,001
14,764	Brit Insurance Holdings plc	45,945
77,658	Brixton plc	51,467
7,743	Burberry Group plc	53,962
10,360	Close Brothers Group plc	112,180
9,631	Dana Petroleum plc (a)	222,349
30,033	Davis Service Group plc	165,023
21,824	Greggs plc	134,254
27,947	Halfords Group plc	143,297
39,583	Hargreaves Lansdown plc	133,591
67,530	Hays plc	95,473
12,013	Holidaybreak plc	55,495
15,038	IMI plc	77,338
26,540	Interserve plc	76,591
44,100	JKX Oil & Gas plc	149,497
12,901	Kazakhmys plc	134,541
8,169	Keller Group plc	74,678
4,875	Kier Group plc	73,992
4,541	Lonmin plc	88,016
17,741	Man Group plc	81,323
30,929	Meggitt plc	80,898
24,730	Michael Page International plc	97,232
8,127	Morgan Sindall plc	92,585
11,182	Next plc	270,921
14,050	Persimmon plc	81,086
8,216	Rathbone Brothers plc	110,855
31,620	Redrow plc (a)	102,354
11,371	Renishaw plc	64,012
36,705	Savills plc	173,529
10,583	Schroders plc	143,198
15,453	Shire plc	213,279
40,579	SIG plc	65,821
13,598	Spectris plc	123,583
171,876	Taylor Wimpey plc (a)	94,852
63,314	Tomkins plc	154,441
9,092	Travis Perkins plc	79,151
6,064	Vedanta Resources plc	129,098

		5,138,434

	Total Common Stocks (Cost $24,208,588)	30,424,440

See notes to financial statements.

Genworth Putnam International Capital Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 1.26%
	Taiwan - 1.26%
40,501	iShares MSCI Taiwan Index Fund	$408,655

	Total Investment Companies (Cost $295,556)	408,655

	REAL ESTATE INVESTMENT TRUSTS - 0.80%
	Australia - 0.05%
99,511	Macquarie Office Trust	16,724

	France - 0.33%
1,431	Fonciere des Regions SA	107,894

	Netherlands - 0.18%
302	VastNed Offices/Industrial NV	4,458
1,073	VastNed Retail NV	53,436

		57,894

	Singapore - 0.24%
176,000	Macquarie Prime REIT	76,900

	Total Real Estate Investment Trusts (Cost $267,641)	259,412

	WARRANTS - 0.31%
	India - 0.31%
	Sesa GOA Ltd.
26,850	Expiration: March, 2010, Excercise Price: $1.000 (a)(c)	102,344

	Total Warrants (Cost $39,788)	102,344

Number of Shares		Value
	SHORT TERM INVESTMENTS - 3.17%
	Money Market Funds - 3.17%
1,032,683	Federated Prime Obligations Fund	$1,032,683

	Total Short Term Investments (Cost $1,032,682)	1,032,683

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.53%
	Money Market Funds - 0.53%
174,207	Mount Vernon Prime Portfolio	174,207

	Total Investments Purchased as Securities Lending Collateral (Cost $174,207)	174,207

	Total Investments (Cost $26,018,462) - 99.55%	32,401,741
	Other Assets in Excess of Liabilities - 0.45%	145,872

	TOTAL NET ASSETS - 100.00%	$32,547,613

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $341,683, which represents 1.05% of total net assets.

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation/ (Depreciation)
7/15/2009	U.S. Dollars	965,874	Australian Dollar	1,197,700	$1,886
7/15/2009	U.S. Dollars	2,088,052	British Pound	1,267,200	3,276
7/15/2009	U.S. Dollars	703,170	Canadian Dollar	770,800	40,444
7/15/2009	U.S. Dollars	599,470	Danish Krone	3,121,200	11,651
7/15/2009	U.S. Dollars	1,780,152	European Monetary Unit	1,254,200	20,630
7/15/2009	U.S. Dollars	626,464	Hong Kong Dollar	4,854,800	(37)
7/15/2009	U.S. Dollars	338,261	Japanese Yen	32,809,400	(2,375)
7/15/2009	U.S. Dollars	804,138	Norwegian Krone	4,972,100	31,206
7/15/2009	U.S. Dollars	478,852	Singapore Dollar	690,900	1,920
7/15/2009	U.S. Dollars	1,207,400	Swedish Krona	9,064,400	32,499
7/15/2009	U.S. Dollars	2,303,147	Swiss Franc	2,465,900	33,294
7/15/2009	Australian Dollar	1,079,800	U.S. Dollars	871,969	(2,875)
7/15/2009	British Pound	1,533,900	U.S. Dollars	2,524,543	(997)
7/15/2009	Canadian Dollar	1,409,000	U.S. Dollars	1,289,938	(78,493)
7/15/2009	Danish Krone	1,382,900	U.S. Dollars	257,682	2,761
7/15/2009	European Monetary Unit	2,354,100	U.S. Dollars	3,321,473	(18,896)
7/15/2009	Hong Kong Dollar	2,092,900	U.S. Dollars	270,086	(3)
7/15/2009	Japanese Yen	31,961,000	U.S. Dollars	333,143	(1,317)
7/15/2009	Norwegian Krone	2,022,700	U.S. Dollars	327,506	(13,069)
7/15/2009	Singapore Dollar	488,500	U.S. Dollars	335,619	1,595
7/15/2009	Swedish Krona	7,315,500	U.S. Dollars	958,918	(10,704)
7/15/2009	Swiss Franc	3,112,100	U.S. Dollars	2,904,658	(39,980)

					$12,416

See notes to financial statements.

Genworth Thornburg International Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.34%
	Australia - 1.83%
19,955	BHP Billiton Ltd.	$546,685

	Brazil - 4.39%
55,600	BM&F Bovespa SA	334,253
10,100	Companhia Brasileira de Meios de Pagamento (a)	86,851
12,171	Empresa Brasileira de Aeronautica SA - ADR (b)	201,552
14,400	Petroleo Brasileiro SA - ADR	590,112
6,419	Redecard SA	98,766

		1,311,534

	Canada - 6.53%
12,200	Canadian National Railway Co. (a)	524,123
8,613	Canadian Natural Resources Ltd. (a)	453,106
4,222	Potash Corp. of Saskatchewan, Inc.	392,857
22,517	Rogers Communications, Inc.	578,823

		1,948,909

	China - 5.45%
1,300	Baidu, Inc. - ADR (a)	391,417
176,302	China Life Insurance Co. Ltd.	647,946
258,392	China Merchants Bank Co., Ltd.	586,419

		1,625,782

	Denmark - 5.04%
15,058	Novo-Nordisk A/S	820,137
9,540	Vestas Wind Systems A/S (a)	684,635

		1,504,772

	Finland - 2.94%
13,505	Fortum Oyj	307,824
39,004	Nokia Oyj	571,298

		879,122

	France - 7.37%
4,887	Air Liquide SA	448,412
22,784	AXA	431,233
9,627	BNP Paribas SA	627,802
9,037	LVMH Moet Hennessy Louis Vuitton SA	693,082

		2,200,529

	Germany - 8.11%
7,800	Deutsche Bank AG	474,169
5,500	Deutsche Boerse AG	428,037
11,247	E.ON AG	399,246
9,100	Fresenius Medical Care AG	408,922
17,661	SAP AG	712,064

		2,422,438

	Greece - 2.65%
22,269	National Bank of Greece SA (a)	617,772
6,500	OPAP SA	173,324

		791,096

	Guernsey - 1.10%
15,296	Amdocs Ltd. (a)	328,099

	Hong Kong - 6.17%
22,700	China Mobile Ltd.	227,281
55,600	Hong Kong Exchanges and Clearing Ltd.	859,381
1,090,700	Industrial & Commercial Bank of China	755,514

		1,842,176

Number of Shares		Value
	Ireland (Republic of) - 0.53%
4,200	Covidien Plc	$157,248

	Israel - 3.74%
22,609	Teva Pharmaceutical Industries Ltd. - ADR (b)	1,115,528

	Japan - 9.02%
5,818	Fanuc Ltd.	466,233
39,700	Komatsu Ltd.	612,950
104,400	Mitsubishi Tokyo Financial Group, Inc.	644,649
1,200	Nintendo Co. Ltd.	332,106
16,800	Toyota Motor Corp.	635,332

		2,691,270

	Mexico - 3.21%
11,081	America Movil, S.A.B de C.V. - ADR	429,056
178,485	Wal-Mart de Mexico, S.A.B. de C.V.	528,072

		957,128

	Netherland Antilles - 1.32%
7,281	Schlumberger Ltd.	393,975

	Spain - 2.13%
28,068	Telefonica SA	637,415

	Sweden - 2.57%
15,339	Hennes & Mauritz AB	765,942

	Switzerland - 8.14%
12,748	Julius Baer Holding AG	495,798
18,068	Logitech International SA (a)	251,148
17,719	Nestle SA	669,042
12,680	Novartis AG	516,168
3,653	Roche Holding AG	497,729

		2,429,885

	Turkey - 0.98%
52,900	Turkcell Iletisim Hizmetleri AS (a)	292,468

	United Kingdom - 15.12%
136,660	ARM Holdings plc	269,694
16,562	British American Tobacco Plc	457,180
43,294	British Sky Broadcasting Group Plc	324,996
23,887	Carnival plc	636,197
131,100	Kingfisher plc	384,629
14,735	Reckitt Benckiser Group plc	672,916
19,288	SABMiller plc	393,820
38,427	Smith & Nephew plc	285,287
40,157	Standard Chartered plc	755,072
17,085	Vodafone Group plc - ADR	332,987

		4,512,778

	Total Common Stocks (Cost $24,941,253)	29,354,779

	SHORT TERM INVESTMENTS - 1.90%
	Money Market Funds - 1.90%
565,169	Federated Prime Obligations Fund	565,169

	Total Short Term Investments (Cost $565,169)	565,169

See notes to financial statements.

Genworth Thornburg International Value Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Number of Shares		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.35%
	Money Market Funds - 4.35%
1,300,842	Mount Vernon Prime Portfolio	$1,300,842

	Total Investments Purchased as Securities Lending Collateral (Cost $1,300,842)	1,300,842

	Total Investments (Cost $26,807,264) - 104.59%	31,220,790
	Liabilities in Excess of Other Assets - (4.59)%	(1,371,264)

	TOTAL NET ASSETS - 100.00%	$29,849,526

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing
(b)	All or a portion of this security is on loan.

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized (Depreciation)
11/30/2009	U.S. Dollars	854,635	Mexican Pesos	11,538,000	$(2,365)

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

Principal Amount		Value
	CORPORATE BONDS - 29.29%
	Banks - 0.30%
$220,000	RSHB Capital SA 7.125%, 01/14/2014	$209,832

	Beverages - 0.70%
200,000	Diageo Capital PLC 7.375%, 01/15/2014	226,511
210,000	PepsiCo Inc. 7.900%, 11/01/2018	255,926

		482,437

	Capital Markets - 1.18%
30,000	Bear Stearns Cos., Inc. 6.400%, 10/02/2017	30,101
20,000	7.250%, 02/01/2018	21,113
140,000	Goldman Sachs Group, Inc. 6.000%, 05/01/2014	146,265
170,000	6.150%, 04/01/2018	165,783
210,000	Merrill Lynch & Co., Inc. 6.875%, 04/25/2018	194,678
250,000	Morgan Stanley 6.625%, 04/01/2018	249,635

		807,575

	Chemicals - 0.05%
40,000	Westlake Chemical Corp. 6.625%, 01/15/2016 (Callable at $103.31 on 01/15/2011)	35,200

	Commercial Banks - 0.82%
270,000	ICICI Bank Ltd. 6.375%, 04/30/2022 (Callable at $100 on 04/30/2017) (d)	211,193
180,000	Wells Fargo & Co. 5.625%, 12/11/2017	177,474
180,000	Wells Fargo Capital XV 9.750%, 09/26/2013 (a)(d)	174,297

		562,964

	Computers & Electronics - 0.06%
40,000	L-3 Communications Corp. 7.625%, 06/15/2012 (Callable at $101.27 on 07/27/2009)	40,200

	Consumer Finance - 1.36%
125,000	American Express Co. 7.000%, 03/19/2018	121,574
130,000	8.125%, 05/20/2019	135,134
170,000	Caterpillar Financial Services Corp. 6.200%, 09/30/2013	180,156
300,000	Ford Motor Credit Company 7.375%, 10/28/2009	297,451
282,000	GMAC LLC 8.000%, 11/01/2031 (b)	200,220

		934,535

	Diversified Financial Services - 2.92%
250,000	Bank of America Funding Corp. 5.650%, 05/01/2018	221,277
40,000	Citigroup, Inc. 6.500%, 08/19/2013	38,889
210,000	6.125%, 11/21/2017	184,409

Principal Amount		Value
	Diversified Financial Services (Continued)
$280,000	8.500%, 05/22/2019	$285,300
150,000	6.875%, 03/05/2038	132,858
530,000	JPMorgan Chase & Co. 6.125%, 06/27/2017	524,476
75,000	Rabobank Nederland 11.000%, 06/30/2019 (Callable at $100 on 06/30/2019) (b)(d)	83,649
540,000	Wachovia Corp. 5.750%, 02/01/2018	531,222

		2,002,080

	Diversified Manufacturing - 0.89%
280,000	General Electric Capital Corp. 5.900%, 05/13/2014 (a)	286,085
340,000	5.625%, 05/01/2018	322,113

		608,198

	Diversified Telecommunication Services - 1.98%
330,000	AT&T, Inc. 5.600%, 05/15/2018	332,356
370,000	6.400%, 05/15/2038	363,371
180,000	Royal KPN NV 8.375%, 10/01/2030	206,291
55,000	Sprint Capital Corp. 8.750%, 03/15/2032	44,550
270,000	Verizon Communications, Inc. 5.500%, 02/15/2018	268,595
90,000	6.400%, 02/15/2038	88,394
60,000	Windstream Corp. 8.625%, 08/01/2016 (Callable at $104.31 on 08/01/2011)	57,750

		1,361,307

	Electric Utilities - 0.44%
140,000	FirstEnergy Corp. 7.375%, 11/15/2031	132,489
10,000	Pacific Gas & Electric Co. 8.250%, 10/15/2018	12,224
150,000	6.050%, 03/01/2034	156,121

		300,834

	Energy Equipment & Services - 0.24%
140,000	Baker Hughes, Inc. 7.500%, 11/15/2018	164,233

	Food & Staples Retailing - 0.34%
230,000	CVS Caremark Corporation 5.750%, 06/01/2017	231,552

	Food Products - 0.08%
55,000	Dole Food Co, Inc. 7.250%, 06/15/2010	54,450

	Health Care Providers & Services - 1.98%
120,000	Cardinal Health, Inc. 5.850%, 12/15/2017	112,433
80,000	Community Health Systems, Inc. 8.875%, 07/15/2015 (Callable at $104.44 on 07/15/2011)	78,800
45,000	Davita, Inc. 6.625%, 03/15/2013 (Callable at $101.66 on 03/15/2010)	42,638

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	Health Care Providers & Services (Continued)
$100,000	FMC Finance III SA 6.875%, 07/15/2017	$93,500
	HCA, Inc.
300,000	9.250%, 11/15/2016 (Callable at $104.63 on 11/15/2011)	296,250
262,968	9.625%, 11/15/2016 (Callable at $104.81 on 11/15/2011)	260,996
90,000	Roche Holdings, Inc. 6.000%, 03/01/2019 (b)	96,142
160,000	Tenet Healthcare Corp. 9.250%, 02/01/2015 (a)	147,200
110,000	UnitedHealth Group, Inc. 4.875%, 02/15/2013	111,278
120,000	Wellpoint, Inc. 5.875%, 06/15/2017	117,628

		1,356,865

	Hotels, Restaurants & Leisure - 0.05%
10,000	MGM MIRAGE 10.375%, 05/15/2014 (b)	10,425
25,000	11.125%, 11/15/2017 (Callable at $105.56 on 05/15/2013) (b)	26,625

		37,050

	Insurance - 0.73%
90,000	Metlife, Inc. 6.750%, 06/01/2016	91,751
350,000	6.400%, 12/15/2066 (Callable at $100 on 12/15/2031) (d)	250,906
200,000	The Travelers Companies, Inc. 6.250%, 03/15/2067 (Callable at $100 on 03/15/2017) (d)	161,424

		504,081

	Machinery & Equipment - 0.26%
170,000	John Deere Capital Corp. 4.900%, 09/09/2013	176,239

	Manufacturing - 0.10%
70,000	Biomet, Inc. 10.375%, 10/15/2017 (Callable at $105.19 on 10/15/2012)	68,075

	Media - 2.08%
5,000	AMC Entertainment, Inc. 8.750%, 06/01/2019 (Callable at $104.38 on 06/01/2014) (b)	4,725
580,000	Comcast Corp. 5.700%, 05/15/2018	584,122
50,000	CSC Holdings, Inc. 8.625%, 02/15/2019 (b)	48,875
65,000	DirecTV Holdings LLC 8.375%, 03/15/2013 (Callable at $102.79 on 07/27/2009)	65,487
180,000	Reed Elsevier Capital 8.625%, 01/15/2019	204,852
	Time Warner Cable, Inc.
220,000	8.750%, 02/14/2019 (a)	256,718
100,000	8.250%, 04/01/2019	113,656

Principal Amount		Value
	Media (Continued)
$60,000	6.750%, 06/15/2039	$58,582
100,000	Time Warner, Inc. 6.500%, 11/15/2036	87,829

		1,424,846

	Metals & Mining - 1.11%
250,000	Freeport McMoRan Copper & Gold, Inc. 8.375%, 04/01/2017 (Callable at $104.19 on 04/01/2012)	252,229
330,000	Rio Tinto Ltd. 9.000%, 05/01/2019	367,407
5,000	Teck Resources Ltd. 9.750%, 05/15/2014 (b)	5,180
5,000	10.250%, 05/15/2016 (Callable at $105.13 on 05/15/2013) (b)	5,244
10,000	10.750%, 05/15/2019 (Callable at $105.38 on 05/15/2014) (b)	10,767
130,000	Vedanta Resources 8.750%, 01/15/2014	118,950

		759,777

	Multi-Utilities - 1.02%
480,000	AES Corp. 8.000%, 10/15/2017 (a)	448,800
210,000	Dominion Resources, Inc. 8.875%, 01/15/2019	250,853

		699,653

	Oil & Gas - 6.22%
420,000	Anadarko Petroleum Corp. 6.450%, 09/15/2036	378,681
	Apache Corp.
10,000	6.000%, 09/15/2013	10,891
120,000	6.000%, 01/15/2037	127,483
80,000	Chesapeake Energy Corp. 7.250%, 12/15/2018	70,000
300,000	Conoco Inc. 6.950%, 04/15/2029	324,147
120,000	Devon Energy Corp. 7.950%, 04/15/2032	143,511
420,000	El Paso Corp. 7.875%, 06/15/2012 (a)	414,073
250,000	Energy Transfer Partners LP 6.700%, 07/01/2018	256,004
230,000	Gaz Capital SA 6.212%, 11/22/2016	197,800
320,000	Hess Corp. 8.125%, 02/15/2019	364,929
260,000	Intergas Finance BV 6.375%, 05/14/2017	195,000
120,000	KazMunaiGaz Finance BV 8.375%, 07/02/2013	112,318
	Kinder Morgan Energy Partners
170,000	5.950%, 02/15/2018	166,686
200,000	6.950%, 01/15/2038	194,326
170,000	Occidental Pete Corp. 7.000%, 11/01/2013	194,813
50,000	Peabody Energy Corp. 6.875%, 03/15/2013 (Callable at $102.29 on 07/29/2009)	49,750

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
$260,000	Pemex Project Funding Master Trust 6.625%, 06/15/2035	$235,477
100,000	Petrobras International Finance Co. 6.125%, 10/06/2016	103,000
50,000	Sandridge Energy, Inc. 9.875%, 05/15/2016 (Callable at $104.94 on 05/15/2013) (b)	48,500
200,000	Transocean Sedco Forex, Inc. 5.250%, 03/15/2013	207,564
275,000	Williams Companies, Inc. 7.500%, 01/15/2031	242,601
230,000	XTO Energy, Inc. 5.500%, 06/15/2018	230,877

		4,268,431

	Pharmaceuticals - 0.21%
140,000	Wyeth 5.950%, 04/01/2037	145,333

	Pipelines - 0.52%
85,000	Dynegy, Inc. 7.750%, 06/01/2019	66,619
290,000	Enterprise Products Operations LLC 6.300%, 09/15/2017	291,900

		358,519

	Railroad - 0.11%
80,000	RailAmerica, Inc. 9.250%, 07/01/2017 (Callable at $104.63 on 07/01/2013) (b)	77,600

	Special Purpose Entity - 0.33%
290,000	TNK-BP Finance SA 6.625%, 03/20/2017	229,825

	Steel - 0.33%
270,000	Evraz Group SA 8.875%, 04/24/2013	230,175

	Telecommunications - 1.39%
120,000	British Telecommunications PLC 9.125%, 12/15/2030 (d)	133,358
50,000	Cricket Communications, Inc. 7.750%, 05/15/2016 (Callable at $105.81 on 05/15/2012) (b)	48,375
130,000	Deutsche Telekom International Finance BV 5.750%, 03/23/2016	133,286
60,000	Intelsat, Ltd. 0.000%, 02/01/2015 (Callable at $104.75 on 02/01/2010) (a)(d)	54,000
140,000	Telecom Italia SpA 5.250%, 10/01/2015	135,324
230,000	Telefonica Emisiones SAU 6.221%, 07/03/2017	243,716
220,000	VIP Finance Ireland 8.375%, 04/30/2013	205,116

		953,175

Principal Amount		Value
	Tobacco - 0.22%
$160,000	Reynolds American, Inc. 6.750%, 06/15/2017	$149,616

	Transportation - 0.25%
60,000	Kansas City Southern de Mexico 12.500%, 04/01/2016 (Callable at $106.25 on 04/01/2013) (b)	61,200
120,000	Vale Overseas Ltd. 6.875%, 11/21/2036	114,241

		175,441

	Utilities - 0.16%
60,000	Calpine Construction Finance Co. LP 8.000%, 06/01/2016 (Callable at $104 on 06/01/2013) (b)	57,750
80,000	Edison Mission Energy 7.625%, 05/15/2027	51,600

		109,350

	Wireless Telecommunication Services - 0.86%
60,000	America Movil, S.A.B. de C.V. 5.625%, 11/15/2017	58,944
425,000	Sprint Nextel Corp. 6.000%, 12/01/2016	349,562
150,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018 (b)	179,565

		588,071

	Total Corporate Bonds (Cost $17,153,671)	20,107,519

	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY - 0.89%
258,853	Bank of America Mortgage Securities, Inc. Series 2005-A, 4.447%, 02/25/2035 (d)	171,356
536,603	Residential Accredit Loans, Inc. Series 2006-QO8, 0.400%, 10/25/2046 (d)	440,249

	Total Mortgage Backed Securities - Non-U.S. Government Agency (Cost $526,975)	611,605

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 36.49%
	Federal Home Loan Mortgage Corp.
900,000	Pool #TBA, 5.500%, 07/01/2039 (c)	929,110
	Federal National Mortgage Association
1,200,000	Pool #TBA, 5.500%, 07/01/2024 (c)	1,255,687
900,000	Pool #TBA, 6.000%, 07/01/2024 (c)	952,735
4,038,631	Pool #725232, 5.000%, 03/01/2034	4,132,498
3,400,000	Pool #TBA, 5.000%, 07/01/2034 (c)	3,462,155
1,800,000	Pool #TBA, 5.500%, 07/01/2034 (c)	1,858,219

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009 (unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
$3,483,622	Pool #928382, 5.500%, 06/01/2037	$3,601,705
3,248,821	Pool #950694, 6.000%, 10/01/2037	3,400,666
900,000	Pool #TBA, 6.000%, 07/01/2039 (c)	940,640
2,400,000	Pool #TBA, 6.500%, 07/01/2039 (c)	2,556,374
	Government National Mortgage Association
1,000,000	Pool #TBA, 5.000%, 07/01/2039 (c)	1,016,877
900,000	Pool #TBA, 6.000%, 07/01/2039 (c)	937,547

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $24,535,294)	25,044,213

Number of Shares
	PREFERRED STOCKS - 0.04%
	Financials - 0.04%
70	GMAC LLC - Preferred Blocker, Inc. (b)	30,109

	Total Preferred Stocks (Cost $21,000)	30,109

Principal Amount
	U.S. GOVERNMENT AGENCY ISSUES - 1.55%
$500,000	3.625%, 10/18/2013	517,491
500,000	5.000%, 02/13/2017	546,426

	Total U.S. Government Agency Issues (Cost $1,066,795)	1,063,917

	U.S. TREASURY OBLIGATIONS - 24.48%
	U.S. Treasury Bond - 6.03%
213,753	1.750%, 01/15/2028 (e)	202,197
397,280	2.500%, 01/15/2029 (e)	423,103
1,360,000	3.500%, 02/15/2039 (a)	1,176,404
2,360,000	4.250%, 05/15/2039 (a)	2,336,761

		4,138,465

	U.S. Treasury Note - 18.45%
10,000,000	1.875%, 06/15/2012 (a)	10,075,830
590,000	2.625%, 04/30/2016	570,641
2,000,000	3.250%, 05/31/2016 (a)	2,009,376
6,000	3.125%, 05/15/2019 (a)	5,805

		12,661,652

	Total U.S. Treasury Obligations (Cost $16,719,787)	16,800,117

	SHORT TERM INVESTMENTS - 31.02%
	Money Market Funds - 25.80%
17,703,899	Federated Prime Obligations Fund	$17,703,899

	Repurchase Agreement - 4.95%
3,400,000	JPMorgan Repurchase Agreement, 4.000%, 07/01/2009 (Collateralized by Federal Home Loan Mortgage Corp. Discount Note, value $3,468,000, Effective yield, 0.189%, 09/30/2009)	3,400,000

Principal Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	U.S. Government Agency Issues - 0.27%
$187,000	Federal National Mortgage Association Discount Note, Effective yield, 0.279%, 01/25/2010 (f)	$186,629

	Total Short Term Investments (Cost $21,290,528)	21,290,528

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.10%
	Money Market Funds - 22.10%
15,167,949	Mount Vernon Prime Portfolio	15,167,949

	Total Investments Purchased as Securities Lending Collateral (Cost $15,167,949)	15,167,949

	Total Investments (Cost $96,481,999) - 145.86%	100,115,957
	Liabilities in Excess of Other Assets - (45.86)%	(31,478,274)

	TOTAL NET ASSETS - 100.00%	$68,637,683

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s guidelines. The market value of these securities total $994,951, which represents 1.45% of total net assets.
(c)	Security purchased on a when-issued basis. On June 30, 2009, the total value of the investments purchased on a when-issued basis was $13,909,344, or 20.26%, of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2009.
(e)	Represents a U.S. Treasury Inflation Protected Security.
(f)	Partially assigned as collateral for certain future and options contracts.

See notes to financial statements.

Genworth Western Asset Management Core Plus Fixed Income Fund

SCHEDULE OF FORWARD SALE COMMITMENTS

June 30, 2009 (unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
Federal National Mortgage Association, 5.00%, 07/01/2034	$1,000,000	07/13/2009	$1,000,516	$1,018,281
Federal National Mortgage Association, 5.50%, 07/01/2034	500,000	07/13/2009	514,609	516,172

	$1,500,000		$1,515,125	$1,534,453

SCHEDULE OF OPTIONS WRITTEN

Contracts		Value
	PUT OPTIONS
35	Eurodollar 90 Day Futures Expiration: March, 2010 Exercise Price: $98.375	$18,375

	Total Options Written (Premiums received $31,175)	$18,375

SCHEDULE OF OPEN FUTURES CONTRACTS

Description	Number of Contracts Purchased/ (Sold)	Notional Value	Settlement Month	Unrealized Appreciation/ (Depreciation)
Eurodollar 90 Day Futures	33	8,175,338	Dec-09	$29,110
Eurodollar 90 Day Futures	54	13,345,425	Mar-10	49,905
Eurodollar 90 Day Futures	14	3,447,850	Jun-10	16,105
U.S. Treasury 2 Year Note Futures	1	216,250	Sep-09	(708)
U.S. Treasury 5 Year Note Futures	(22)	(2,527,250)	Sep-09	(19,985)
U.S. Treasury 10 Year Note Futures	47	5,473,297	Sep-09	63,617
U.S. Treasury Long Bond Futures	1	118,563	Sep-09	1,917

				$139,961

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF ASSETS & LIABILITIES

June 30, 2009 (unaudited)

	Genworth Calamos Growth Fund	Genworth Columbia Mid Cap Value Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason Partners Aggressive Growth Fund
ASSETS:
Investments, at value (cost $6,583,552, $29,926,733, $6,696,413, $77,320,095 and $83,371,814, respectively)[1]	$6,244,654	$31,818,606	$6,421,002	$82,291,263	$95,340,132
Foreign Currencies (cost $0, $0, $13,161, $0 and $0, respectively)	—	—	12,778	—	—
Income receivable	2,335	35,760	5,875	76,198	4,832
Receivable for dividend reclaims	—	—	300	—	—
Receivable for investment securities sold	—	89,147	32,380	1,098,576	—
Receivable for fund shares sold	109,989	14,821	146,634	107	16,504
Receivable from investment advisor	29,689	16,518	31,941	—	—
Other assets	4,305	8,645	3,898	4,261	13,075

Total Assets	6,390,972	31,983,497	6,654,808	83,470,405	95,374,543

LIABILITIES:
Payable for collateral on securities loaned	869,023	5,269,543	986,817	14,381,385	15,792,827
Payable for investment securities purchased	74,006	54,576	167,054	1,263,447	—
Payable for fund shares redeemed	2	—	9	16,006	—
Payable to Investment Advisor	—	—	—	7,547	30,614
Payable to Investment Advisor for reimbursement of organizational costs	30,725	30,516	30,730	26,825	10,165
Other accrued expenses	14,800	32,649	15,503	66,380	78,186

Total Liabilities	988,556	5,387,284	1,200,113	15,761,590	15,911,792
NET ASSETS	$5,402,416	$26,596,213	$5,454,695	$67,708,815	$79,462,751

NET ASSETS CONSIST OF:
Capital stock	$6,375,332	$26,513,335	$5,995,738	$67,544,722	$67,794,570
Unrealized appreciation (depreciation) on:
Investments	(338,898)	1,891,873	(275,411)	4,971,168	11,968,318
Foreign currencies	—	—	(383)	—	—
Accumulated undistributed net investment income (loss)	(10,596)	164,439	16,126	619,177	(83,612)
Accumulated undistributed net realized (loss)	(623,422)	(1,973,434)	(281,375)	(5,426,252)	(216,525)
NET ASSETS	$5,402,416	$26,596,213	$5,454,695	$67,708,815	$79,462,751

Shares outstanding (unlimited shares of no par value authorized)	703,344	3,804,021	720,636	9,189,625	9,752,353
Net asset value, offering and redemption price per share	$7.6810	$6.9916	$7.5693	$7.3680	$8.1481

[1]Includes loaned securities with a market value of:	$828,938	$5,004,998	$935,748	$13,708,680	$15,229,417

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF ASSETS & LIABILITIES (Continued)

June 30, 2009 (unaudited)

	Genworth PIMCO StocksPLUS Fund	Genworth Putnam International Capital Opportunities Fund	Genworth Thornburg International Value Fund	Genworth Western Asset Management Core Plus Fixed Income Fund
ASSETS:
Investments, at value (cost $97,716,234, $26,018,462, $26,807,264 and $96,481,999, respectively)[1]	$105,272,424	$32,401,741	$31,220,790	$100,115,957
Foreign Currencies (cost $1,728,458, $0, $14,929 and $0, respectively)	1,729,622	—	16,051	—
Deposits from brokers for open futures contracts	5,176,100	—	—	—
Appreciation of forward currency contracts	—	181,161	—	—
Income receivable	752,658	52,840	43,302	484,390
Receivable for dividend reclaims	—	13,142	26,102	—
Receivable for investment securities sold	15,698,635	817,400	22,716	1,516,042
Receivable for fund shares sold	1,206,563	92	751	—
Receivable from investment advisor	—	15,383	—	8,227
Swap premiums paid	988,957	—	—	—
Other assets	40,622	4,336	5,943	3,910

Total Assets	130,865,581	33,486,095	31,335,655	102,128,526

LIABILITIES:
Options written, at value (cost $300,661, $0, $0 and $31,175, respectively)	265,261	—	—	18,375
Forward sale commitments (proceeds $9,129,609, $0, $0, $1,515,125, respectively)	9,248,907	—	—	1,534,453
Securities sold short (proceeds $5,755,017, $0, $0 and $0, respectively)	5,819,818	—	—	—
Foreign Currencies (cost $1,633,219, $116,364, $0 and $0, respectively)	1,634,138	116,641	—	—
Depreciation on forward currency contracts	58,642	168,745	2,365	—
Depreciation on swap agreements	1,397,608	—	—	—
Variation margin on futures contracts	487,557	—	—	11,584
Payable for collateral on securities loaned	—	174,207	1,300,842	15,167,949
Payable for investment securities purchased	838,836	399,107	127,848	16,621,412
Payable for fund shares redeemed	—	5,762	—	31,466
Payable to Investment Advisor	22,700	—	11,414	—
Payable to Investment Advisor for reimbursement of organizational costs	15,680	25,002	—	30,861
Other accrued expenses	170,324	49,018	43,660	74,743

Total Liabilities	19,959,471	938,482	1,486,129	33,490,843
NET ASSETS	$110,906,110	$32,547,613	$29,849,526	$68,637,683

NET ASSETS CONSIST OF:
Capital stock	$101,643,642	$24,998,436	$26,624,824	$63,145,000
Unrealized appreciation (depreciation) on:
Investments	7,556,190	6,383,279	4,413,526	3,633,958
Written options	35,400	—	—	12,800
Foreign currencies	245	(277)	1,122	—
Futures contracts	(753,098)	—	—	139,961
Forward currency contracts	(58,642)	12,416	(2,365)	—
Forward sale commitments	(119,298)	—	—	(19,328)
Securities sold short	(64,801)	—	—	—
Swap contracts	(1,397,608)	—	—	—
Accumulated undistributed net investment income	1,621,512	193,925	259,979	1,005,800
Accumulated undistributed net realized gain (loss)	2,442,568	959,834	(1,447,560)	719,492
NET ASSETS	$110,906,110	$32,547,613	$29,849,526	$68,637,683

Shares outstanding (unlimited shares of no par value authorized)	14,203,574	3,876,983	3,650,402	6,191,818
Net asset value, offering and redemption price per share	$7.8083	$8.3951	$8.1771	$11.0852

[1]Includes loaned securities with a market value of:	$—	$160,407	$1,248,466	$14,840,820

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2009 (unaudited)

	Genworth Calamos Growth Fund	Genworth Columbia Mid Cap Value Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason Partners Aggressive Growth Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $334, $303, $598, $26,858 and $4,707, respectively)	$18,224	$303,395	$36,771	$948,814	$293,886
Interest income	755	7,313	1,401	11,635	14,030

Total investment income	18,979	310,708	38,172	960,449	307,916

EXPENSES:
Investment advisory fees	21,125	100,960	14,404	224,524	249,154
Audit fees	12,915	12,915	12,915	12,915	13,845
Distribution (12b-1) fees	5,281	29,694	4,801	74,841	88,984
Administration fees	611	3,199	588	7,913	9,374
Legal fees	6,328	12,553	6,241	23,889	27,656
Reports to shareholders	543	2,671	507	6,587	7,881
Fund accounting fees	228	1,377	1,331	4,043	4,071
Custody fees	362	2,712	2,296	6,381	4,883
Trustees’ fees and expenses	621	3,588	553	8,973	10,637
Registration fees	54	162	54	371	378
Transfer agent fees and expenses	479	777	461	1,356	1,574
Insurance fees	1,847	1,187	1,101	1,250	1,250
Compliance Fees	385	828	181	1,991	2,398
Total expenses	50,779	172,623	45,433	375,034	422,085
Expenses recouped (reimbursed) by Advisor	(18,423)	(15,713)	(21,813)	(18,036)	12,869
Securities lending credit (See Note 6)	(2,781)	(8,433)	(1,534)	(12,728)	(43,426)
Net expenses	29,575	148,477	22,086	344,270	391,528

Net Investment Income (loss)	$(10,596)	$162,231	$16,086	$616,179	$(83,612)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(202,010)	(1,439,192)	(206,368)	(4,348,445)	(143,931)
Foreign currencies	—	6	(1,415)	2,645	—
Total	(202,010)	(1,439,186)	(207,783)	(4,345,800)	(143,931)
Net change in unrealized appreciation (depreciation) on:
Investments	997,128	2,615,219	527,855	2,147,003	7,670,250
Foreign currencies	—	—	(398)	—	—
Total	997,128	2,615,219	527,457	2,147,003	7,670,250
Net realized and unrealized gain (loss)	795,118	1,176,033	319,674	(2,198,797)	7,526,319
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$784,522	$1,338,264	$335,760	$(1,582,618)	$7,442,707

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended June 30, 2009 (unaudited)

	Genworth PIMCO StocksPLUS Fund	Genworth Putnam International Capital Opportunities Fund	Genworth Thornburg International Value Fund	Genworth Western Asset Management Core Plus Fixed Income Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $90,863, $60,410 and $0, respectively)	$65,575	$594,736	$515,381	$1,900
Interest income	2,047,229	2,545	7,233	1,313,655

Total investment income	2,112,804	597,281	522,614	1,315,555

EXPENSES:
Investment advisory fees	292,007	134,614	117,801	192,572
Audit fees	18,936	13,976	13,971	16,798
Distribution (12b-1) fees	121,670	35,424	32,722	74,066
Administration fees	12,814	3,820	3,630	7,910
Legal fees	35,942	13,887	13,769	23,757
Reports to shareholders	10,914	3,711	2,893	6,714
Fund accounting fees	29,195	3,489	3,452	27,066
Custody fees	22,584	35,866	23,585	8,816
Trustees’ fees and expenses	14,555	4,229	3,852	8,817
Registration fees	571	162	162	339
Transfer agent fees and expenses	2,047	887	854	1,419
Insurance fees	2,123	1,808	1,879	1,635
Compliance Fees	3,382	920	778	2,147
Interest Expense	—	67	—	—
Total expenses	566,740	252,860	219,348	372,056
Expenses reimbursed by Advisor	(59,765)	(60,633)	(46,698)	(52,286)
Securities lending credit (See Note 6)	(20,296)	(867)	(2,493)	(8,692)
Net expenses	486,679	191,360	170,157	311,078

Net Investment Income	$1,626,125	$405,921	$352,457	$1,004,477

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	3,047,464	1,340,212	(908,222)	765,920
Written options	(641,759)	—	—	—
Foreign currencies	15,222	98,143	(45,552)	—
Futures contracts	6,954,147	—	—	(621,501)
Forward currency contracts	—	220,974	(113,244)	—
Swap contracts	2,346,498	—	—	—
Total	11,721,572	1,659,329	(1,067,018)	144,419
Net change in unrealized appreciation (depreciation) on:
Investments	4,781,542	5,224,318	3,601,721	994,042
Written options	1,003,703	—	—	172,924
Foreign currencies	587	49	1,247	—
Futures contracts	(3,084,373)	(3,899)	—	21,572
Forward currency contracts	266	(98,889)	19,763	—
Forward sale commitments	495,066	—	—	(19,328)
Securities sold short	(64,801)	—	—	—
Swap contracts	(1,582,612)	—	—	—
Total	1,549,378	5,121,579	3,622,731	1,169,210
Net realized and unrealized gain	13,270,950	6,780,908	2,555,713	1,313,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,897,075	$7,186,829	$2,908,170	$2,318,106

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Genworth Calamos Growth Fund		Genworth Columbia Mid Cap Value Fund
	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(10,596)	$(4,252)	$162,231	$123,056
Net realized (loss) on investment transactions	(202,010)	(421,412)	(1,439,186)	(548,645)
Change in unrealized appreciation (depreciation) on investments	997,128	(1,336,026)	2,615,219	(721,138)
Net increase (decrease) in net assets resulting from operations	784,522	(1,761,690)	1,338,264	(1,146,727)

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,169,083	5,344,390	3,395,473	25,040,835
Shares issued to holders in reinvestment of dividends	—	—	—	124,085
Shares redeemed	(133,346)	(543)	(1,956,513)	(75,119)

Net increase	1,035,737	5,343,847	1,438,960	25,089,801

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(124,085)

Total dividends and distributions	—	—	—	(124,085)

INCREASE IN NET ASSETS	1,820,259	3,582,157	2,777,224	23,818,989

NET ASSETS:
Beginning of period	$3,582,157	—	$23,818,989	—
End of period (including undistributed net investment income (loss) of $(10,596), $(0), $(385,234) and $0, respectively)	$5,402,416	$3,582,157	$26,596,213	$23,818,989

CHANGES IN SHARES OUTSTANDING:
Shares sold	169,207	553,084	566,963	3,529,209
Shares issued to holders in reinvestment of dividends		—	—	18,916
Shares redeemed	(18,862)	(85)	(300,284)	(10,783)

Net increase	150,345	552,999	266,679	3,537,342

[1]	Commencement of operations.

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Davis NY Venture Fund		Genworth Eaton Vance Large Cap Value Fund
	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$16,086	$8,749	$616,179	$260,627
Net realized (loss) on investment transactions	(207,783)	(73,695)	(4,345,800)	(1,100,233)
Change in unrealized appreciation (depreciation) on investments	527,457	(803,251)	2,147,003	2,827,163
Net increase (decrease) in net assets resulting from operations	335,760	(868,197)	(1,582,618)	1,987,557

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,286,182	4,281,439	11,052,892	57,862,766
Shares issued to holders in reinvestment of dividends	—	8,606	—	259,147
Shares redeemed	(569,239)	(11,250)	(1,198,844)	(412,938)

Net increase	1,716,943	4,278,795	9,854,048	57,708,975

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(8,606)	—	(259,147)

Total dividends and distributions	—	(8,606)	—	(259,147)

INCREASE IN NET ASSETS	2,052,703	3,401,992	8,271,430	59,437,385

NET ASSETS:
Beginning of period	$3,401,992	—	$59,437,385	—
End of period (including undistributed net investment income of $16,126, $40, $620,885 and $0, respectively)	$5,454,695	$3,401,992	$67,708,815	$59,437,385

CHANGES IN SHARES OUTSTANDING:
Shares sold	329,616	475,066	1,628,362	7,757,195
Shares issued to holders in reinvestment of dividends	—	1,219	—	34,161
Shares redeemed	(83,612)	(1,652)	(176,556)	(53,538)

Net increase	246,004	474,633	1,451,807	7,737,818

[1]	Commencement of operations.

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Legg Mason Partners Aggressive Growth Fund		Genworth PIMCO StocksPLUS Fund
	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(83,612)	$37,642	$1,626,125	$408,097
Net realized gain (loss) on investment transactions	(143,931)	(72,594)	11,721,572	(2,176,015)
Change in unrealized appreciation on investments	7,670,250	4,298,068	1,549,378	3,649,010
Net increase in net assets resulting from operations	7,442,707	4,263,116	14,897,075	1,881,092

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,517,295	67,478,181	10,122,605	93,970,378
Shares issued to holders in reinvestment of dividends	(14)	37,754	—	7,515,700
Shares redeemed	(5,255,455)	(983,079)	(9,424,642)	(540,398)

Net increase	1,261,826	66,532,856	697,963	100,945,680

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(37,754)	—	(369,843)
Net realized gains	—	—	—	(7,145,857)

Total dividends and distributions	—	(37,754)	—	(7,515,700)

INCREASE IN NET ASSETS	8,704,533	70,758,218	15,595,038	95,311,072

NET ASSETS:
Beginning of period	$70,758,218	—	$95,311,072	—
End of period (including undistributed net investment income (loss) of $(83,612), $0, $1,621,512 and $(4,614), respectively)	$79,462,751	$70,758,218	$110,906,110	$95,311,072

CHANGES IN SHARES OUTSTANDING:
Shares sold	958,605	9,611,350	1,648,116	12,864,328
Shares issued to holders in reinvestment of dividends	—	5,114	—	1,111,856
Shares redeemed	(692,260)	(130,455)	(1,349,530)	(71,196)

Net increase	266,344	9,486,009	298,587	13,904,988

[1]	Commencement of operations.

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Putnam International Capital Opportunities Fund		Genworth Thornburg International Value Fund
	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$405,921	$68,946	$352,457	$9,888
Net realized gain (loss) on investment transactions	1,659,329	(980,437)	(1,067,018)	(395,762)
Change in unrealized appreciation on investments	5,121,579	1,273,839	3,622,731	789,552
Net increase in net assets resulting from operations	7,186,829	362,348	2,908,170	403,678

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,616,919	28,251,250	3,339,623	25,409,463
Shares issued to holders in reinvestment of dividends	—	—	—	87,178
Shares redeemed	(5,156,055)	(713,678)	(1,786,767)	(424,641)

Net increase (decrease)	(2,539,136)	27,537,572	1,552,856	25,072,000

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(87,178)
Net realized gains	—	—	—	—

Total dividends and distributions	—	—	—	(87,178)

INCREASE IN NET ASSETS	4,647,693	27,899,920	4,461,026	25,388,500

NET ASSETS:
Beginning of period	$27,899,920	—	$25,388,500	—
End of period (including undistributed net investment income (loss) of $193,925, $(211,996), $259,979 and $(92,478), respectively)	$32,547,613	$27,899,920	$29,849,526	$25,388,500

CHANGES IN SHARES OUTSTANDING:
Shares sold	419,814	4,271,950	488,697	3,438,836
Shares issued to holders in reinvestment of dividends	—	—	—	11,671
Shares redeemed	(705,467)	(109,314)	(231,321)	(57,481)

Net increase (decrease)	(285,653)	4,162,636	257,376	3,393,026

[1]	Commencement of operations.

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Western Asset Management Core Plus Fixed Income Fund
	January 1, 2009 Ended June 30, 2009	August 15, 2008[1] Ended December 31, 2008
	(Unaudited)
OPERATIONS:
Net investment income	$1,004,477	$376,387
Net realized gain on investment transactions	144,419	575,903
Change in unrealized appreciation on investments	1,169,210	2,598,181
Net increase in net assets resulting from operations	2,318,106	3,550,471

CAPITAL SHARE TRANSACTIONS:
Shares sold	13,557,379	58,646,285
Shares issued to holders in reinvestment of dividends	—	375,894
Shares redeemed	(3,534,323)	(5,900,235)

Net increase	10,023,056	53,121,944

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(375,894)

Total dividends and distributions	—	(375,894)

INCREASE IN NET ASSETS	12,341,162	56,296,521

NET ASSETS:
Beginning of period	$56,296,521	—
End of period (including undistributed net investment income of $1,005,800 and $1,323, respectively)	$68,637,683	$56,296,521

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,248,327	5,819,526
Shares issued to holders in reinvestment of dividends	—	35,148
Shares redeemed	(330,645)	(580,537)
Net increase	917,682	5,274,137

[1]	Commencement of operations.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS

	Genworth Calamos Growth Fund				Genworth Columbia Mid Cap Value Fund
	January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008		January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008
	(Unaudited)				(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.48		$10.00		$6.73		$10.00
Net investment income (loss)	(0.02)		(0.01)		0.04		0.04
Net realized and unrealized gains (losses) on investments	1.22		(3.51)		0.22		(3.27)

Total from investment operations	1.20		(3.52)		0.26		(3.23)

Less distributions:
Dividends from net investment income	—		—		—		(0.04)

Total distributions	—		—		—		(0.04)

Net asset value, end of period	$7.68		$6.48		$6.99		$6.73

Total return	18.58%	[3]	-35.22%	[2,3]	3.83%	[3]	-32.30%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$5,402,416		$3,582,157		$26,596,213		$23,818,989
Ratio of expense to average net assets Before expense reimbursement	2.27%	[4]	6.25%	[4]	1.38%	[4]	2.73%	[4]
After expense reimbursement and before securities lending credit	1.53%	[4]	1.51%	[4]	1.32%	[4]	1.38%	[4]
After expense reimbursement and securities lending credit	1.40%	[4]	1.40%	[4]	1.25%	[4]	1.25%	[4]
Ratio of net investment income (loss) to average net assets Before expense reimbursement	-1.37%	[4]	-5.20%	[4]	1.23%	[4]	1.34%	[4]
After expense reimbursement	-0.50%	[4]	-0.35%	[4]	1.37%	[4]	2.82%	[4]
Portfolio turnover rate	23.54%	[3]	17.96%	[2,3]	37.28%	[3]	5.44%	[2,3]

[1]	Date of inception.
[2]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Davis NY Venture Fund				Genworth Eaton Vance Large Cap Value Fund
	January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008		January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008
	(Unaudited)				(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.17		$10.00		$7.68		$10.00
Net investment income	0.02		0.02		0.07		0.03
Net realized and unrealized gains (losses) on investments	0.38		(2.83)		(0.38)		(2.32)

Total from investment operations	0.40		(2.81)		(0.31)		(2.29)

Less distributions:
Dividends from net investment income	—		(0.02)		—		(0.03)

Total distributions	—		(0.02)		—		(0.03)

Net asset value, end of period	$7.57		$7.17		$7.37		$7.68

Total return	5.65%	[3]	-28.15%	[2,3]	-4.08%	[3]	-22.85%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$5,454,695		$3,401,992		$67,708,815		$59,437,385
Ratio of expense to average net assets Before expense reimbursement	2.29%	[4]	7.84%	[4]	1.21%	[4]	1.97%	[4]
After expense reimbursement and before securities lending credit	1.23%	[4]	1.25%	[4]	1.19%	[4]	1.19%	[4]
After expense reimbursement and securities lending credit	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.15%	[4]
Ratio of net investment income (loss) to average net assets Before expense reimbursement	-0.30%	[4]	-5.72%	[4]	2.00%	[4]	1.64%	[4]
After expense reimbursement	0.84%	[4]	0.97%	[4]	2.06%	[4]	2.46%	[4]
Portfolio turnover rate	9.41%	[3]	7.68%	[2,3]	34.85%	[3]	8.99%	[2,3]

[1]	Date of inception.
[2]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Legg Mason Partners Aggressive Growth Fund				Genworth PIMCO StocksPLUS Fund
	January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008		January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008
	(Unaudited)				(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.46		$10.00		$6.85		$10.00
Net investment income (loss)	(0.01)		0.01		0.12		0.03
Net realized and unrealized gains (losses) on investments	0.70		(2.54)		0.84		(2.59)

Total from investment operations	0.69		(2.53)		0.96		(2.56)

Less distributions:
Dividends from net investment income	—		(0.01)		—		(0.03)
Dividends from net realized gains	—		—		—		(0.56)

Total distributions	—		(0.01)		—		(0.59)

Net asset value, end of period	$8.15		$7.46		$7.81		$6.85

Total return	9.24%	[3]	-25.37%	[2,3]	13.91%	[3]	-25.50%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$79,462,751		$70,758,218		$110,916,304		$95,311,072
Ratio of expense to average net assets Before expense reimbursement/recoupment	1.06%	[4]	1.76%	[4]	1.12%	[4]	1.94%	[4]
After expense reimbursement/recoupment and before securities lending credit	1.22%	[4]	1.20%	[4]	1.04%	[4]	1.07%	[4]
After expense reimbursement/recoupment and securities lending credit	1.10%	[4]	1.10%	[4]	1.00%	[4]	1.00%	[4]
Ratio of net investment income (loss) to average net assets Before expense reimbursement/recoupment	-0.20%	[4]	-0.36%	[4]	3.22%	[4]	1.47%	[4]
After expense reimbursement/recoupment	-0.23%	[4]	0.30%	[4]	3.34%	[4]	2.41%	[4]
Portfolio turnover rate	1.51%	[3]	0.41%	[2,3]	414.20%	[3]	287.05%	[2,3]

[1]	Date of inception.
[2]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Putnam International Capital Opportunities Fund				Genworth Thornburg International Value Fund
	January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008		January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008
	(Unaudited)				(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.70		$10.00		$7.48		$10.00
Net investment income	0.11		0.02		0.10		—
Net realized and unrealized gains (losses) on investments	1.59		(3.32)		0.60		(2.49)

Total from investment operations	1.70		(3.30)		0.70		(2.49)

Less distributions:
Dividends from net investment income	—		—		—		(0.03)

Total distributions	—		—		—		(0.03)

Net asset value, end of period	$8.40		$6.70		$8.18		$7.48

Total return	25.26%	[3]	-32.98%	[2,3]	9.29%	[3]	-24.92%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$32,547,613		$27,899,920		$29,849,526		$25,388,500
Ratio of expense to average net assets Before expense reimbursement[4]	1.78%	[5]	4.40%	[5]	1.66%	[5]	3.23%	[5]
After expense reimbursement[4] and before securities lending credit	1.36%	[5]	1.35%	[5]	1.32%	[5]	1.32%	[5]
After expense reimbursement[4] and securities lending credit	1.35%	[5]	1.35%	[5]	1.30%	[5]	1.30%	[5]
Ratio of net investment income (loss) to average net assets Before expense reimbursement	2.44%	[5]	-1.75%	[5]	2.34%	[5]	-1.73%	[5]
After expense reimbursement	2.86%	[5]	1.30%	[5]	2.69%	[5]	0.20%	[5]
Portfolio turnover rate	51.31%	[3]	24.70%	[2,3]	24.38%	[3]	5.19%	[2,3]

[1]	Date of inception.
[2]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[3]	Not annualized.
[4]	The expense reimbursement calculation excludes interest expense. Interest expense amounts to less than 0.01% per share of average net assets.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Western Asset Management Core Plus Fixed Income Fund
	January 1, 2009 Ended June 30, 2009		August 15, 2008[1] Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.67		$10.00
Net investment income	0.17		0.07
Net realized and unrealized gains on investments	0.25		0.67

Total from investment operations	0.42		0.74

Less distributions:
Dividends from net investment income	—		(0.07)

Total distributions	—		(0.07)

Net asset value, end of period	$11.09		$10.67

Total return	3.90%	[3]	7.46%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$68,637,683		$56,296,521
Ratio of expense to average net assets Before expense reimbursement	1.23%	[4]	1.91%	[4]
After expense reimbursement and before securities lending credit	1.08%	[4]	1.16%	[4]
After expense reimbursement and securities lending credit	1.05%	[4]	1.05%	[4]
Ratio of net investment income (loss) to average net assets Before expense reimbursement	3.21%	[4]	2.76%	[4]
After expense reimbursement	3.39%	[4]	3.62%	[4]
Portfolio turnover rate	220.97%	[3]	216.84%	[2,3]

[1]	Date of inception.
[2]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[3]	Not annualized.
[4]	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

1. ORGANIZATION

Genworth Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated June 4, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine funds (the “Funds”): Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund and Genworth Western Asset Management Core Plus Fixed Income Fund. Each of the Funds, other than the Genworth Legg Mason Partners Aggressive Growth Fund, is a diversified fund as defined in 1940 Act. The Genworth Legg Mason Partners Aggressive Growth Fund is a non-diversified fund as defined in the 1940 Act. The Funds commenced operations on September 4, 2008. Prior to September 4, 2008, the Funds had no operations other than those actions relating to organizational matters, including the sale on August 15, 2008, of 2,000 shares of Genworth Calamos Growth Fund for cash in the amount of $10 per share and 1,000 shares for the Genworth Columbia Mid Cap Value Fund, Genworth Davis NV Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund and Genworth Western Asset Management Core Plus Fixed Income Fund, each for cash in the amount of $10 per share. The Funds serve as underlying investment options for certain variable annuity separate accounts of insurance companies, including affiliates of Genworth Financial, Inc., and for certain qualified retirement plans (collectively, “variable contracts”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from an exchange where the security is traded. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor. Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments having a maturity of less than 60 days are valued at amortized cost. Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair market value as determined by the valuation vendor. Securities for which no market prices are readily available will be valued at their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

Valuation Measurements

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) and Financial Accounting Standards Board (FASB) Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (FAS 157-4), issued in April 2009, establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. Both FAS 157 and FAS 157-4 require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs, if

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

any, during the period. In addition, FAS 157-4 requires expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Genworth Calamos Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$696,389	$—	$—	$696,389
Consumer Staples	68,594	—	—	68,594
Energy	812,230	—	—	812,230
Financials	396,328	—	—	396,328
Health Care	427,096	—	—	427,096
Industrials	727,248	—	—	727,248
Information Technology	1,812,284	—	—	1,812,284
Materials	165,381	—	—	165,381
Telecommunication Services	90,991	—	—	90,991

Total Equity	5,196,541	—	—	5,196,541
Short Term Investments	1,048,113	—	—	1,048,113

Total Investments in Securities	$6,244,654	$—	$—	$6,244,654

Genworth Columbia Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$3,819,809	$—	$—	$3,819,809
Consumer Staples	2,098,020	—	—	2,098,020
Energy	1,602,141	—	—	1,602,141
Financials	6,997,855	—	—	6,997,855
Health Care	1,325,377	—	—	1,325,377
Industrials	2,391,543	—	—	2,391,543
Information Technology	1,802,648	—	—	1,802,648
Materials	2,252,089	—	—	2,252,089
Utilities	2,720,805	—	—	2,720,805

Total Equity	25,010,287	—	—	25,010,287
Fixed Income
Convertible Bond	—	69,160	—	69,160

Total Fixed Income	—	69,160	—	69,160
Short Term Investments	6,739,159	—	—	6,739,159

Total Investments in Securities	$31,749,446	$69,160	$—	$31,818,606

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

Genworth Davis NY Venture Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$478,802	$—	$—	$478,802
Consumer Staples	620,891	—	—	620,891
Energy	753,741	—	—	753,741
Financials	1,449,751	—	—	1,449,751
Health Care	518,982	—	—	518,982
Industrials	194,042	—	—	194,042
Information Technology	688,868	—	—	688,868
Materials	245,999	2,159	—	248,158
Utilities	17,067	—	—	17,067

Total Equity	4,968,143	2,159	—	4,970,302
Short Term Investments	1,450,700	—	—	1,450,700

Total Investments in Securities	$6,418,843	$2,159	$—	$6,421,002

Genworth Eaton Vance Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$5,906,199	$—	$—	$5,906,199
Consumer Staples	5,958,177	—	—	5,958,177
Energy	11,016,002	—	—	11,016,002
Financials	14,680,359	—	—	14,680,359
Health Care	8,411,670	—	—	8,411,670
Industrials	5,713,911	—	—	5,713,911
Information Technology	5,152,685	—	—	5,152,685
Materials	2,641,957	—	—	2,641,957
Telecommunication Services	2,933,166	—	—	2,933,166
Utilities	3,661,200	—	—	3,661,200

Total Equity	66,075,326	—	—	66,075,326
Short Term Investments	16,215,937	—	—	16,215,937

Total Investments in Securities	$82,291,263	$—	$—	$82,291,263

Genworth Legg Mason Partners Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$12,660,918	$—	$—	$12,660,918
Energy	17,384,657	—	—	17,384,657
Financials	1,882,114	—	—	1,882,114
Health Care	28,683,151	—	—	28,683,151
Industrials	5,588,939	—	—	5,588,939
Information Technology	8,791,428	—	—	8,791,428
Materials	876,208	—	—	876,208

Total Equity	75,867,415	—	—	75,867,415
Investment Companies	614,822	—	—	614,822
Short Term Investments	18,857,895	—	—	18,857,895

Total Investments in Securities	$95,340,132	$—	$—	$95,340,132

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

Genworth Pimco StocksPLUS Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$2,537,092	$2,071,612	$4,608,704
Corporate Bonds	—	39,451,500	—	39,451,500
Mortgage Backed Securities – Non U.S. Government Agency	—	8,761,293	—	8,761,293
Mortgage Backed Securities – U.S. Government Agency	—	18,939,633	818,740	19,758,373
Municipal Bonds	—	278,154	—	278,154
U.S. Government Agency Issues	—	104,104	—	104,104
U.S. Treasury Obligations	—	198,030	—	198,030

Total Fixed Income	—	70,269,806	2,890,352	73,160,158
Purchased Options	99,845	—	—	99,845
Short Term Investments	1,812,871	30,199,550	—	32,012,421

Total Investments in Securities	$1,912,716	$100,469,356	$2,890,352	$105,272,424

Other Financial Instruments*	$(766,954)	$13,891,591	$—	$13,124,637

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, securities sold short, written options, forward currency contracts, futures, credit default swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments, securities sold short and written options are reflected at the unrealized appreciation on the instrument. Forward sale commitments, securities sold short and written options are reflected at market value.

Level 3 Reconciliation Disclosure. Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2009	$3,543,674	$25,695
Accrued discounts (amortization of premiums), net	1,185	—
Realized gain	25,840	739,951
Change in unrealized (depreciation)	195,480	(739,951)
Net (sales)	(875,827)	(25,695)

Balance as of June 30, 2009	$2,890,352	$—

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2009.	$195,480	$—

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

Genworth Putnam International Capital Opportunities Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$95,602	$6,119,988	$—	$6,215,590
Consumer Staples	116,698	1,088,315	—	1,205,013
Energy	547,830	1,104,806	—	1,652,636
Financials	596,493	4,926,394	—	5,522,887
Health Care	146,068	1,781,144	—	1,927,212
Industrials	18,029	6,408,576	—	6,426,605
Information Technology	344,371	2,869,746	—	3,214,117
Materials	599,171	3,477,246	—	4,076,417
Telecommunicatoin Services	—	260,136	—	260,136
Utilities	—	285,583	—	285,583

Total Equity	2,464,262	28,321,934	—	30,786,196
Investment Companies	408,655	—	—	408,655
Short Term Investments	1,206,890	—	—	1,206,890

Total Investments in Securities	$4,079,807	$28,321,934	$—	$32,401,741

Other Financial Instruments*	$12,416	$—	$—	$12,416

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation on the instrument.

Genworth Thornburg International Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$—	$3,613,501	$—	$3,613,501
Consumer Staples	528,071	2,192,959	—	2,721,030
Energy	1,437,192	—	—	1,437,192
Financials	421,104	7,323,792	—	7,744,896
Health Care	1,272,776	2,528,244	—	3,801,020
Industrials	201,552	2,287,941	—	2,489,493
Information Technology	818,283	2,136,309	—	2,954,592
Materials	392,857	995,098	—	1,387,955
Telecommunication Services	762,043	1,735,988	—	2,498,031
Utilities	—	707,069	—	707,069

Total Equity	5,833,878	23,520,901	—	29,354,779
Short Term Investments	1,866,011	—	—	1,866,011

Total Investments in Securities	$7,699,889	$23,520,901	$—	$31,220,790

Other Financial Instruments*	$(2,365)	$—	$—	$(2,365)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized (depreciation) on the instrument.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

Genworth Western Asset Management Core Plus Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Financials	$30,109	$—	$—	$30,109

Total Equity	30,109	—	—	30,109

Fixed Income
Corporate Bonds	—	20,107,519	—	20,107,519
Mortgage Backed Securities – Non U.S. Government Agency	—	611,605	—	611,605
Mortgage Backed Securities – U.S. Government Agency	—	25,044,213	—	25,044,213
U.S. Government Agency Issues	—	1,063,917	—	1,063,917
U.S. Treasury Obligations	—	16,800,117	—	16,800,117

Total Fixed Income	—	63,627,371	—	63,627,371
Short Term Investments	32,871,848	3,586,629	—	36,458,477

Total Investments in Securities	$32,901,957	$67,214,000	$—	$100,115,957

Other Financial Instruments*	$158,336	$1,534,453	$—	$1,692,789

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, written options and futures, which are reflected at the unrealized appreciation (depreciation) on the instrument. All derivatives, except for forward sale commitments and written options are reflected at the unrealized appreciation on the instrument. Forward sale commitments and written options are reflected at market value.

Derivative Instruments and Hedging Activities

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

Genworth PIMCO StocksPLUS Fund

The Fund’s sub-advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, as efficient means to gain exposure to an index or market sector; to adjust and manage interest rate and volatility exposure and replicate government bond positions; to adjust yield curve exposures and substitute for physical securities; to manage credit exposure without buying or selling securities outright and to manage portfolio duration and/or enhance yield.

Balance Sheet – Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts**	Receivables, Net Assets-Unrealized appreciation	$848,923	Payables, Net Assets-Unrealized depreciation	$136,623
Foreign Exchange Contracts	Receivables	11,916	Payables	70,558
Credit Contracts	Receivables	152,567	Payables	2,041,997
Equity Contracts**	Receivables, Net Assets-Unrealized appreciation	44,783	Payables, Net Assets-Unrealized depreciation	753,098

Total		$1,058,189		$3,002,276

**	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the statement of assets & liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

Genworth PIMCO StocksPLUS Fund (Continued)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Written Options	Futures	Swaps	Total
Interest Rate Contracts	$(641,759)	—	$2,402,799	$1,761,040
Credit Contracts	—	—	(56,301)	$(56,301)
Equity Contracts	—	$6,954,147	—	$6,954,147

Total	$(641,759)	$6,954,147	$2,346,498	$8,658,896

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Interest Rate Contracts	$1,003,703	—	—	$320,183	$1,323,886
Foreign Exchange Contracts	—	—	$266	—	$266
Credit Contracts	—	—	—	(1,947,578)	$(1,947,578)
Equity Contracts	—	$(3,084,373)	—	44,783	$(3,039,590)

Total	$1,003,703	$(3,084,373)	$266	$(1,582,612)	$(3,663,016)

Genworth Putnam International Capital Opportunities Fund

The Fund’s sub-advisor may use a variety of derivative instruments, including forward currency contracts, for the purpose of hedging, or as a substitute for direct investment in securities or other investments.

Balance Sheet – Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value
Foreign Exchange Contracts	Receivables	$181,161	Payables	$168,745

Total		$181,161		$168,745

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Forward Currency Contracts	Total	Derivatives not accounted for as hedging instruments under Statement 133	Forward Currency Contracts	Total
			Equity Contracts	$(3,899)	$(3,899)
Foreign Exchange Contracts	$220,974	$220,974	Foreign Exchange Contracts	(98,889)	(98,889)

Total	$220,974	$220,974	Total	$(102,788)	$(102,788)

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

Genworth Thornburg International Value Fund

The Fund’s sub-advisor may use a variety of derivative instruments, including forward currency contracts, for the purpose of hedging, or as a substitute for direct investment in securities or other investments.

Balance Sheet – Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value
Foreign Exchange Contracts	Receivables	$0	Payables	$2,365

Total		$0		$2,365

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Forward Currency Contracts	Total	Derivatives not accounted for as hedging instruments under Statement 133	Forward Currency Contracts	Total
Foreign Exchange Contracts	$(113,244)	$(113,244)	Foreign Exchange Contracts	$19,763	$19,763

Total	$(113,244)	$(113,244)	Total	$19,763	$19,763

Genworth Western Asset Management Core Plus Fixed Income Fund

The Fund’s sub-advisor may use a variety of derivative instruments, including futures contracts, options and swaps on fixed income and money market instruments to adjust portfolio duration, hedge or anticipate changes in the term structure of interest rates or credit spreads, change sector exposure, and capture other valuation opportunities.

Balance Sheet – Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Contracts*	Receivables, Net Assets-Unrealized appreciation	$179,029	Payables, Net Assets-Unrealized depreciation	$20,693

Total		$179,029		$20,693

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the statement of assets & liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Written Options	Futures	Total
Interest Rate Contracts	$0	$(621,501)	$(621,501)

Total	$0	$(621,501)	$(621,501)

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

Genworth Western Asset Management Core Plus Fixed Income Fund (Continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under Statement 133	Written Options	Futures	Total
Interest Rate Contracts	$172,924	$21,572	$194,496

Total	$172,924	$21,572	$194,496

Derivatives Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

(b) Subsequent Events Evaluation. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through August 14, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(c) Organization and Offering Costs. Organization costs consist of costs incurred to establish the Trust and enable it legally to do business. The Fund expenses organizational costs as incurred. These expenses were advanced by Genworth Financial Wealth Management, Inc. (the “Advisor”), and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (See Note 3). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(d) Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e) Federal Income Taxes. The Funds intend to continue to comply with the requirements of sub- chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations. As of December 31, 2008, open Federal tax years include the tax year ended December 31, 2008.

(f) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

(g) Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(h) Expenses. Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(i) Security Transactions and Income Recognition. Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(j) Distributions to shareholders. The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(k) Derivatives. Each Fund may invest in derivative securities including call and put options, futures forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts. The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security ) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s advisor or a sub-advisor believes it is more advantageous to a Fund than is purchasing the futures contract. Futures contracts are valued at the daily quoted settlement price.

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years.

Credit Default Swaps. A Fund may enter into credit default swap contracts. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the footnotes to the Schedules of

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps agreements outstanding as of December 31, 2008 for which a Fund is the seller of protection are disclosed in the footnotes of the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

(l) Securities Purchased and Sold on a Forward-Commitment Basis. The Funds may enter into when-issued or other purchase and sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(m) Foreign Currency Translation. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(n) Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. Securities for which no market prices are readily available will be valued at their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(o) Short Sales. Each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(p) Trustee Compensation. For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $25,000 per year and $2,000 per in-person meeting attended and $500 per telephonic meeting, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

3. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc., (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Advisor is a wholly owned subsidiary of Genworth Financial, Inc. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Genworth Calamos Growth Fund	1.00%
Genworth Columbia Mid Cap Value Fund	0.85%
Genworth Davis NY Venture Fund	0.75%
Genworth Eaton Vance Large Cap Value Fund	0.75%
Genworth Legg Mason Partners Aggressive Growth Fund	0.70%
Genworth PIMCO StocksPLUS Fund	0.60%
Genworth Putnam International Capital Opportunities Fund	0.95%
Genworth Thornburg International Value Fund	0.90%
Genworth Western Asset Management Core Plus Fixed Income Fund	0.65%

The Advisor has contractually agreed with the Trust, at least through December 31, 2009, to waive its fees and/or assume as its own expense certain expenses otherwise payable by each Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, insurance costs and extraordinary expenses) do not exceed the following rates, based on the average net assets below:

Genworth Calamos Growth Fund	1.40%
Genworth Columbia Mid Cap Value Fund	1.25%
Genworth Davis NY Venture Fund	1.15%
Genworth Eaton Vance Large Cap Value Fund	1.15%
Genworth Legg Mason Partners Aggressive Growth Fund	1.10%
Genworth PIMCO StocksPLUS Fund	1.00%
Genworth Putnam International Capital Opportunities Fund	1.35%
Genworth Thornburg International Value Fund	1.30%
Genworth Western Asset Management Core Plus Fixed Income Fund	1.05%

The rates shown above are after the securities lending credit.

Pursuant to its expense limitation agreement with the Trust, the Advisor is entitled to be reimbursed for expenses that the Advisor paid for a period of three years following such expense payments, to the extent that such reimbursement will not cause a Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

The Advisor is currently waiving expenses in all nine Funds to keep the Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 2011	Year of Expiration 2012
Genworth Calamos Growth Fund	$58,593	$18,423
Genworth Columbia Mid Cap Value Fund	64,466	15,905
Genworth Davis NY Venture Fund	60,536	21,813
Genworth Eaton Vance Large Cap Value Fund	82,977	21,897
Genworth Legg Mason Partners Aggressive Growth Fund	62,182	7,556
Genworth PIMCO StocksPLUS Fund	144,551	74,607
Genworth Putnam International Capital Opportunities Fund	155,649	66,238
Genworth Thornburg International Value Fund	96,498	46,698
Genworth Western Asset Management Core Plus Fixed Income Fund	89,076	2,286

4. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

5. SERVICE AND CUSTODY AGREEMENTS

The Trust has entered into Services Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6. SECURITIES LENDING

Effective July 31, 2008, the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the arrangement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In addition the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the arrangement.

As of June 30, 2009, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as listed in each Fund’s Schedule of Investments. Income earned from this investment is allocated to each Fund based on each Fund’s portion of the total cash collateral received. The Mount Vernon Securities Lending Prime Portfolio is a portfolio in the Mount Vernon Securities Lending Trust which is registered under the Investment Company Act of 1940 and operates as a money market fund governed by Rule 2a-7. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending expense offset.

As of June 30, 2009, the values of securities loaned and collateral held were as follows:

	Market Value of Securities Loaned	Collateral
Genworth Calamos Growth Fund	$828,938	$869,023
Genworth Columbia Mid Cap Value Fund	5,004,998	5,269,543
Genworth Davis NY Venture Fund	935,748	986,817
Genworth Eaton Vance Large Cap Value Fund	13,708,680	14,381,385
Genworth Legg Mason Partners Aggressive Growth Fund	15,229,417	15,792,827
Genworth PIMCO StocksPLUS Fund	—	—
Genworth Putnam International Capital Opportunities Fund	160,407	174,207
Genworth Thornburg International Value Fund	1,248,466	1,300,842
Genworth Western Asset Management Core Plus Fixed Income Fund	14,840,820	15,167,949

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

7. INVESTMENT TRANSACTIONS

The aggregate purchase and sales of securities, excluding short-term investments, for the period ended June 30, 2009 are summarized below.

	Purchases	Sales
Genworth Calamos Growth Fund	$1,864,211	$969,630
Genworth Columbia Mid Cap Value Fund	9,519,530	8,638,587
Genworth Davis NY Venture Fund	1,922,887	338,395
Genworth Eaton Vance Large Cap Value Fund	31,678,793	20,276,000
Genworth Legg Mason Partners Aggressive Growth Fund	3,596,563	1,037,478
Genworth PIMCO StocksPLUS Fund[1]	335,439,617	357,284,505
Genworth Putnam International Capital Opportunities Fund	14,297,925	17,055,700
Genworth Thornburg International Value Fund	9,598,056	6,154,882

	Purchases	Sales
Genworth Western Asset Management Core Plus Fixed Income Fund[2]	127,039,034	112,609,364

[1]	Included in these amounts were $44,006,747 of purchases and $45,087,937 of sales of U.S. Government Securities.
[2]	Included in these amounts were $32,274,458 of purchases and $21,623,054 of sales of U.S. Government Securities.

8. OPTION CONTRACTS WRITTEN

The premium amount and number of option contracts written during the period ended June 30, 2009 in the Genworth PIMCO StocksPLUS Fund and Genworth Western Asset Management Core Plus Fixed Income Fund, were as follows:

	Genworth PIMCO StocksPLUS Fund*			Genworth Western Asset Management Core Plus Fixed Income Fund
	Amount of Premiums	Number of Contracts	Notional Amount	Amount of Premiums	Number of Contracts
Outstanding at 12/31/08	$816,615	62	37,100,000	$79,498	68
Options Written	494,619	163	47,400,000	187,831	232
Options Expired	(212,241)	(112)	(21,000,000)	(104,988)	(102)
Options Exercised	—	—	—	—	—
Options Closed	(798,332)	—	(40,700,000)	(131,166)	(163)

Outstanding at 06/30/09	$300,661	113	22,800,000	$31,175	35

*	Options written and outstanding contracts of 113 futures contracts and 22,800,000 of notional on interest rate swaptions.

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

9. OTHER TAX INFORMATION

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses and foreign currency. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock
Genworth Calamos Growth Fund	$4,252	—	$(4,252)
Genworth Columbia Mid Cap Value Fund	1,029	$14,397	(15,426)
Genworth Davis NY Venture Fund	(103)	103	—
Genworth Eaton Vance Large Cap Value Fund	(1,480)	19,781	(18,301)
Genworth Legg Mason Partners Aggressive Growth Fund	112	—	(112)
Genworth PIMCO StocksPLUS Fund	(42,868)	42,868	—
Genworth Putnam International Capital Opportunities Fund	(280,942)	280,942	—

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock
Genworth Thornburg International Value Fund	$(15,188)	$15,220	$(32)
Genworth Western Asset Management Core Plus Fixed Income Fund	830	(830)	—

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

Capital losses expiring: 12/31/16
Genworth Calamos Growth Fund	$128,248
Genworth Columbia Mid Cap Value Fund	89,175
Genworth Davis NY Venture Fund	31,332
Genworth Eaton Vance Large Cap Value Fund	253,616
Genworth Legg Mason Partners Aggressive Growth Fund	72,594
Genworth PIMCO StocksPLUS Fund	—
Genworth Putnam International Capital Opportunities Fund	521,056
Genworth Thornburg International Value Fund	75,620
Genworth Western Asset Management Core Plus Fixed Income Fund	—

Additionally, at December 31, 2008, the Funds deferred on a tax basis post-October 2008 losses as follows:

	Currency	Capital
Genworth Calamos Growth Fund	—	$283,322
Genworth Columbia Mid Cap Value Fund	—	415,920
Genworth Davis NY Venture Fund	—	40,937

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

	Currency	Capital
Genworth Eaton Vance Large Cap Value Fund	—	$566,558
Genworth Legg Mason Partners Aggressive Growth Fund	—	—
Genworth PIMCO StocksPLUS Fund	$66,040	6,933,063
Genworth Putnam International Capital Opportunities Fund	158,933	1,951
Genworth Thornburg International Value Fund	114,605	250,660
Genworth Western Asset Management Core Plus Fixed Income Fund	—	—

	Period Ended December 31, 2008
	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Genworth Calamos Growth Fund	—	—
Genworth Columbia Mid Cap Value Fund	$124,085	—

	Period Ended December 31, 2008
	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Genworth Davis NY Venture Fund	$8,606	—
Genworth Eaton Vance Large Cap Value Fund	259,147	—
Genworth Legg Mason Partners Aggressive Growth Fund	37,754	—
Genworth PIMCO StocksPLUS Fund	3,226,307	$4,289,393
Genworth Putnam International Capital Opportunities Fund	—	—
Genworth Thornburg International Value Fund	87,178	—
Genworth Western Asset Management Core Plus Fixed Income Fund	375,894	—

The fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended 12/31/08.

At December 31, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

	Calamos Growth Fund	Columbia Mid Cap Value Fund	Davis NY Venture Fund	Eaton Vance Large Cap Value Fund	Legg Mason Partners Aggressive Growth Fund
Cost of Investments	$6,401,588	$29,024,948	$4,888,608	$65,167,295	$82,726,119

Gross Unrealized Appreciation	63,851	1,379,563	64,416	4,930,402	7,277,532
Gross Unrealized Depreciation	(1,409,719)	(2,129,854)	(869,005)	(2,363,517)	(2,979,464)

Net Unrealized Appreciation (Depreciation)	(1,345,868)	(750,291)	(804,589)	2,566,885	4,298,068
Undistributed Ordinary Income	—	—	40	—	—
Undistributed Long-Term Capital Gains	—	—	—	—	—

Total Distributable Earnings	—	—	40	—	—

Other Accumulated Gains (Losses)	(411,570)	(505,095)	(72,254)	(820,174)	(72,594)

Total Accumulated Earnings (Losses)	$(1,757,438)	$(1,255,386)	$(876,803)	$1,746,711	$4,225,474

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (unaudited)

	PIMCO StocksPLUS Fund	Putnam International Capital Opportunities Fund	Thornburg International Value Fund	Western Asset Management Core Plus Fixed Income Fund
Cost of Investments	$110,178,987	$26,669,891	$25,445,516	$69,808,326

Gross Unrealized Appreciation	3,510,766	4,047,522	2,556,955	2,757,659
Gross Unrealized Depreciation	(739,868)	(3,087,019)	(1,799,412)	(117,743)

Net Unrealized Appreciation (Depreciation)	2,770,898	960,503	757,543	2,639,916
Undistributed Ordinary Income	60,666	84,111	—	508,476
Undistributed Long-Term Capital Gains	—	—	—	26,683

Total Distributable Earnings	60,666	84,111	—	535,159

Other Accumulated Gains (Losses)	(8,466,172)	(682,266)	(441,011)	(498)

Total Accumulated Earnings (Losses)	$(5,634,608)	$362,348	$316,532	$3,174,577

ADDITIONAL INFORMATION

June 30, 2009 (unaudited)

1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

The Columbia Mid Cap Value Fund, Davis NY Venture Fund, Eaton Vance Large Cap Value Fund, Legg Mason Partners Aggressive Growth Fund, PIMCO StocksPLUS Fund, Thornburg International Value Fund and Western Asset Management Core Plus Fixed Income Fund designates 100%, 100%, 100%, 100%, 0%, 0% and 0%, respectively, of dividends during the fiscal year ended December 31, 2008, as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Columbia Mid Cap Value Fund, Davis NY Venture Fund, Eaton Vance Large Cap Value Fund, Legg Mason Partners Aggressive Growth Fund, PIMCO StocksPLUS Fund, Thornburg International Value Fund and Western Asset Management Core Plus Fixed Income Fund designates 100%, 100%, 100%, 100%, 0%, 73% and 0%, respectively, of dividends declared from net investment income during the fiscal year ended December 31, 2008, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2. FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

3. PROXY VOTING POLICIES & PROCEDURES & PROXY VOTING RECORD (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will be available without charge, upon request, by calling (800) 352-9910. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

4. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES (UNAUDITED)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (800) 352-9910. you can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending our request electronically to publicinfosec.gov.

ADDITIONAL INFORMATION (Continued)

June 30, 2009 (unaudited)

5. DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (UNAUDITED)

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships/Trusteeship Positions Held by Trustee
Independent Trustees

David M. Dunford c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1949	Independent Trustee	Indefinite term; Since 2008	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	9	Director, Bank of Cape Cod.

Paul S. Feinberg c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1942	Independent Trustee	Indefinite term; Since 2008	Retired; formerly, Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment adviser) and CitiStreet Funds Management LLC (registered investment adviser) (1990 – 2005) and President, CitiStreet Funds, Inc. (2000 – 2005).	9	N/A

John A. Fibiger c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1932	Independent Trustee	Indefinite term; Since 2008	Retired.	10	Trustee, Genworth Contra Fund; Director, Fidelity Life Association (life insurance company); Director, Members Mutual Holding Company; Vice President, Ausitn Symphony Orchestra Board of Directors; Life Trustee, Museum of Science, Boston, Massachusetts.

ADDITIONAL INFORMATION (Continued)

June 30, 2009 (unaudited)

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships/Trusteeship Positions Held by Trustee
Interested Trustees

Gurinder S. Ahluwalia c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth: 1965	Trustee	Indefinite term; Since 2008	President & CEO, Genworth Financial Wealth Management (GFWM) (2009 – Present); Co-Chairman, GFWM (2008 –2009); Vice Chairman, AssetMark Investment Services, Inc. (2006 – 2008); President, CEO, Genworth Financial Asset Management Funds (GFAM Funds) (2004 – 2008); President and Chairman, Genworth Financial Asset Management, Inc. (2004 – 2008); Senior Vice President, GE Financial Assurance (2002 – 2004).	10	Genworth Financial Asset Management Funds; Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services, Inc. and Genworth Financial Asset Management, Inc.

Geoffrey S. Stiff c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth 1952	Trustee	Indefinite term; Since 2008	Senior Vice President of Product Development of Genworth Financial, Inc. (2007 – present). Prior to that, Mr. Stiff held various executive positions within the Genworth Financial, Inc. group of companies since 1993.	9	American Agriculturist Services, Inc.; Assigned Settlement, Inc.; Capital Brokerage Corporation; Genworth Financial Agency, Inc.; Genworth Financial Group Retirement, Inc.; Genworth Life & Annuity Insurance Company; Genworth Life Insurance Company of NY; HGI Annuity Service Corporation; Mayflower Assignment Corporation; Security Funding Corporation; United Pacific Structured Settlement Company

ADDITIONAL INFORMATION (Continued)

June 30, 2009 (unaudited)

Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Officers

Carrie E. Hansen c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth 1970	President	Renewed 1-Year term since 2008	President, AssetMark Funds (2007 – Present); President GFAM Funds (2008 – Present); Senior Vice President and Chief Operations Officer, GFWM (2008 – Present); Chairman, Genworth Financial Trust Company (2008 – Present); Senior Vice President and Managing Director, AssetMark Funds (2007 – 2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007 – 2008); Chief Compliance Officer, AssetMark Funds (2005 – 2008); Treasurer, AssetMark Funds (2001 – 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly AssetMark Investment Services, Inc. (2004 – 2007).
Christine Villas-Chernak c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth 1968	Deputy Chief Compliance Officer; Secretary	Since 2009; Renewed 1-Year term since 2008	Deputy Chief Compliance Officer, AssetMark Funds (2009 – present); Secretary, AssetMark Funds (2006 – Present) and GFAM Funds (2009 – Present); Senior Compliance Officer, GFWM (2005 – 2009); Fund Administration & Compliance Manager, GFWM, formerly AssetMark Investment Services, Inc. (2004 – 2005); Fund Administration & Compliance Specialist, GFWM, formerly AssetMark Investment Services, Inc. (2002 – 2004).

Deborah Djeu c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth 1962	Vice President; Chief Compliance Officer; AML Compliance Officer	Renewed 1-Year term since 2008	Vice President, Chief Compliance Officer and AML Compliance Officer, AssetMark Funds and GFAM Funds (2008 – Present); Deputy Chief Compliance Officer, AssetMark Funds (2007 – 2008); Compliance Manager, GE Money (2006 – 2007); Vice President, Wells Fargo Investments LLC (2004 – 2006).

Danell J. Doty c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of birth 1963	Vice President; Treasurer	Renewed 1-Year term since 2008	Director of Fund Administration, GFWM (2008 – Present); Vice President and Treasurer, AssetMark Funds and GFAM Funds (2008 – Present); Consultant, Barclays Global Investors (2007 – 2008); Fund Chief Compliance Officer, Barclays Global Investors Funds, Master Investment Portfolio, iShares Trust and iShares, Inc., Barclays Global Investors (2004 – 2007) Head of Mutual Fund Administration, Barclays Global Investors (1999 – 2004).

Investment Advisor

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Blvd., Suite 600

Pleasant Hill, CA 94523

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

KPMG LLP

777 East Wisconsin Avenue

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Capital Brokerage Corporation

Member FINRA

6620 West Broad Street

Building 2

Richmond, VA 23230

This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

Item 2.    Code of Ethics.

Not applicable for semi-annual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.    Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

None.

Item 11.    Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second Fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.    Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Genworth Variable Insurance Trust

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	August 17, 2009

By (Signature and Title)	/s/ Danell J. Doty

Danell J. Doty, Principal Financial Officer/Treasurer

Date	August 17, 2009